N-2	Dec. 11, 2023 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0001939052
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-267239
Investment Company Act File Number	811-23824
Document Type	N-2
Document Registration Statement	true
Pre-Effective Amendment	false
Post-Effective Amendment	true
Post-Effective Amendment Number	2
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	5
Entity Registrant Name	STONE RIDGE TRUST VIII
Entity Address, Address Line One	ONE VANDERBILT AVENUE
Entity Address, Address Line Two	65TH FLOOR
Entity Address, City or Town	NEW YORK
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	855
Local Phone Number	609-3680
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective upon Filing, 486(b)	true
Effective on Set Date, 486(b)	false
Effective after 60 Days, 486(a)	false
Effective on Set Date, 486(a)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund.

Annual Fund Operating Expenses

(as a percentage of net assets attributable to the Shares)

Management Fees	1.50%

Distribution and/or Service Fees (1)	0.10%

Other Expenses (2)	4.66%

Total Annual Fund Operating Expenses	6.26%

(Fee Waiver and/or Expense Reimbursement) (3)	(4.26)%

Total Annual Fund Operating Expenses After (Fee Waiver/Expense Reimbursement)	2.00%

(1)
Distribution and/or Services Fees include a 0.05% fee paid pursuant to a distribution and servicing plan adopted by the Fund and a 0.05% fee paid pursuant to a services agreement between the Fund and the Adviser.

(2)	Other expenses have been restated and are based on estimated amounts for the Fund’s current fiscal year .
(3)
The Fund is responsible for its operating expenses, including its organization expenses, which are expensed as incurred and are subject to the expense limitation agreement described below. Notwithstanding the foregoing, through November 30, 2024, the Adviser has contractually agreed to waive its management fee and/or pay or otherwise bear operating and other expenses of the Fund (including organizational and offering expenses, but excluding brokerage and transactional expenses; borrowing and other investment-related costs and fees including interest payments on borrowed funds, sourcing, administrative or other transactional fees charged by Masterworks or Masterworks AS, commissions, expenses, and fees paid in connection with the purchase, insurance, storage, maintenance and sale of Whole Artwork, interest and commitment fees; short dividend expense; acquired fund fees and expenses; taxes; litigation and indemnification expenses; judgments; and extraordinary expenses not incurred in the ordinary course of the Fund’s business (collectively, the “Excluded Expenses”)) solely to the extent necessary to limit the Total Annual Fund Operating Expenses, other than Excluded Expenses, to 2.00% of the average daily net assets of the Fund. The Adviser shall be entitled to recoup in later periods expenses that the Adviser has paid or otherwise borne (whether through reduction of its management fee or otherwise) to the extent that the expenses for the Fund (including offering expenses, but excluding Excluded Expenses) after such recoupment do not exceed the lower of (i) the annual expense limitation rate in effect at the time of the actual waiver/reimbursement and (ii) the annual expense limitation rate in effect at the time of the recoupment; provided, that the Adviser shall not be permitted to recoup any such fees or expenses beyond three years from the end of the month in which such fee was reduced or such expense was reimbursed. The expense limitation agreement may only be modified by a majority vote of the trustees who are not “interested persons” of the Fund (as defined by 1940 Act) and the consent of the Adviser.

Management Fees [Percent]	1.50%
Distribution/Servicing Fees [Percent]	0.10%	[1]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	4.66%	[2]
Total Annual Expenses [Percent]	6.26%
Waivers and Reimbursements of Fees [Percent]	(4.26%)	[3]
Net Expense over Assets [Percent]	2.00%
Expense Example [Table Text Block]
Example.
The following Example is intended to help you understand the various costs and expenses that you, as a holder of Shares, would bear directly or indirectly. The Example assumes that you invest $1,000 in Shares of the Fund for the time periods indicated. Because there are no costs to you associated with repurchases of your Shares, your costs would be the same whether you hold your Shares or tender your Shares for repurchase at the end of the time periods indicated. The Example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested at NAV and that the Fund’s operating expenses (as described above) remain the same, except to reduce annual expenses upon completion of organization and offering expenses, and takes into account the effect of the fee waiver and/or expense reimbursement (if any) during the first year. The Example should not be considered a representation of the Fund’s future expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$20	$148	$272	$569

Expense Example, Year 01	$ 20
Expense Example, Years 1 to 3	148
Expense Example, Years 1 to 5	272
Expense Example, Years 1 to 10	$ 569
Purpose of Fee Table , Note [Text Block]	The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund.
Other Expenses, Note [Text Block]	Other expenses have been restated and are based on estimated amounts for the Fund’s current fiscal year .
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT OBJECTIVE, STRATEGIES, POLICIES AND RISKS
When used in this prospectus, the term “invest” includes both direct investing and indirect investing and the term “investments” includes both direct investments and indirect investments. For example, the Fund invests indirectly by investing through its wholly-owned and controlled subsidiaries (each, a “Subsidiary”). The Fund may be exposed to the different types of investments described below through its investments in its Subsidiaries. The allocation of the Fund’s portfolio in a Subsidiary will vary over time and might not always include all of the different types of investments described herein.
Investment Objective, Strategies and Policies
The Fund’s investment objective is to seek capital appreciation. There can be no assurance that the Fund will achieve its investment objective.
The Fund pursues its investment objective by investing, directly or indirectly, primarily in paintings, sculptures or other artistic objects (“Artwork”) from the
Post-War
and Contemporary collecting periods as well as other collecting periods, created by artists that have an established track record of public auction sales (typically at least three years of public auction results). The Fund invests in Artwork directly by purchasing Artwork or indirectly by investing in special purpose companies that own Artwork (each as described further below).
Post-War
Artwork generally encompasses Artwork created during the period from 1945 until the late 1960s. Contemporary Artwork generally encompasses Artwork created from the late 1960s to today. The Fund takes a traditional view of art (e.g., paintings, prints, drawings, sculptures, etc.) in its investments.
The Fund may invest to a significant extent in Artwork indirectly by investing in special purpose companies (“Artwork Companies”) that own Artwork. Artwork Companies are typically limited liability companies formed under Delaware law by Masterworks or an affiliate of Masterworks to facilitate investment in Artwork. Investments in Artwork Companies are generally offered to investors through Regulation A offerings (“Regulation A Securities”). Regulation A is an exemption from registration under the Securities Act that generally allows smaller companies in earlier stages of development to raise money from the public in securities offerings of up to $75 million, but with more limited disclosure requirements than what is required for publicly reporting companies, subject to certain requirements. Companies conducting Regulation A offerings must disclose information with the Commission using the EDGAR database on the Commission’s website but the type and frequency of this information may differ from the information disclosed by issuers listed on a stock exchange, for example.
The Fund also may gain investment exposure to Artwork by purchasing whole Artwork (“Whole Artwork”) directly or through forwards or swaps, including prepaid forward contracts. The Fund intends to seek interpretive,
no-action
or exemptive relief from the custody requirements of Section 17(f) of the 1940 Act with respect to the holding of Whole Artwork directly. There is no assurance, however, that such interpretive, no-action
or exemptive relief will be granted. Until such time as the Fund obtains interpretive, no-action
or exemptive relief, to the extent that the Fund or any wholly-owned and controlled subsidiary formed by the Fund (each, a “Subsidiary”) holds any Whole Artwork directly, it will hold the Whole Artwork with an entity eligible under Section 17(f)(1)(A) or (B) of the 1940 Act or Rule
17f-2(b)
under the 1940 Act. If the Fund purchases Whole Artwork directly or gains exposure to Whole Artwork through forwards or swaps, including prepaid forward contracts, as opposed to investment through Artwork Companies, the Fund generally expects to hold such Whole Artwork or enter into such derivatives through one or more Subsidiaries formed by the Fund, but the Fund also may hold Whole Artwork or enter into such derivatives directly. The size of the Fund’s investment in the Subsidiaries, and accordingly the size of the Fund’s exposure to Whole Artwork through the Subsidiaries, will generally be limited to 25% of the Fund’s total assets. References herein to the Fund include references to the Subsidiaries in respect of the Fund’s exposure to Whole Artwork.
The Fund expects that, at least for an initial period, it will primarily source its Artwork investment opportunities through Masterworks, LLC or an affiliate (“Masterworks”) and via the online investment platform Masterworks owns that allows investors to invest in Artwork Companies (the “Masterworks Platform”); however, over time, the Fund may seek to expand to additional platforms that have then entered the market and that satisfy the Adviser’s due diligence requirements. The Artwork Company investments that the Fund acquires will have the same terms and be sold to the Fund at the same price as such shares are sold to other investors through Commission-qualified Regulation A offerings or other share issuances. The Fund will primarily acquire Artwork Company investments through Regulation A offerings or similar direct offerings but may also acquire such interests in secondary market transactions from other investors. The Fund generally anticipates owning no more than 24.9% of the equity interests and no more than 4.9% of the voting rights of any Artwork Company. The Fund expects that its portfolio will consist of numerous investments in Artwork Companies, investments in any Subsidiary(s) and cash holdings. Following its initial period of investment operations, the Fund generally expects that Artwork Company investments will make up about
60-70%
of the Fund’s net assets. The Fund expects to gain investment exposure to, per $100 million in assets under management, in approximately 10-20 pieces of Whole Artwork and approximately 40-90 pieces of Artwork through its investments in Artwork Companies.
The Adviser uses a data-driven approach to art investments. For purposes of determining the universe of Artwork in which the Fund may invest, the Fund considers, among other information, data on transaction volumes, price points, price appreciation, risk, and collecting period. With respect to decisions regarding whether to buy or sell particular Artwork, the Adviser’s data-driven process includes, among other inputs, determining and evaluating (i) data availability, (ii) target artists (e.g., based on consideration of volumes, price points, price appreciation, and risk), (iii) ability to source at attractive prices, (iv) strategies around holding Artwork in a way that may increase the Artwork’s value, and (v) ability to sell at attractive prices. The primary source of data used by the Fund as part of its data-driven approach is historical public auction results, which are typically collected from auction houses (such as Sotheby’s, Christie’s and Phillips, which account for approximately 90% of public auctions). In the Adviser’s experience, there is a comprehensive online record of auction results during the past two decades and results further back in history may be found in printed catalogs. The public auctions data is used by the Fund to construct broad market-level return information, as well as return information on specific Artwork categories and/or artists, which the Fund uses to identify and select investments. There is also a qualitative component to the Fund’s data-driven approach. For instance, the Fund considers qualitative factors such as an artist’s cultural significance, exhibition history, scholarly recognition, or the degree to which a particular artwork is considered representative of an artist’s oeuvre. Additionally, the Fund believes that there are certain events in the art market, such as special exhibitions, special media reports or the death of an artist, that may lead to an increase in demand for certain artists not predicted by the historical data. The Fund’s portfolio management team intends to utilize a combination of quantitative and qualitative measures to decide whether and when to invest in certain artists or Artworks.
The Fund has engaged Masterworks AS to provide certain administrative services pursuant to an administrative services agreement. Masterworks AS is a wholly-owned subsidiary of Masterworks and operates the
Masterworks Platform. Under the administrative services agreement, the Artwork Administrator will provide administrative services relating to the Fund’s holdings of Whole Artwork, including assisting with the operational aspects of procuring/selling, storing, insuring and maintaining Whole Artwork held by the Fund. Neither Masterworks AS nor any of its affiliates will provide advice or recommendations to the Fund regarding the desirability of buying or selling any investments, including Whole Artwork.
The Fund seeks to purchase Artwork at public auctions through auction houses and in privately negotiated transactions from private sellers.
The Fund generally does not expect to have its Whole Artwork set on display at a museum or otherwise. However, the Fund may in the future opportunistically enter into an arrangement to have a Whole Artwork set on display in cases where such arrangement could potentially enhance the value of the Whole Artwork (e.g., having the Whole Artwork on display at a prominent museum) or a consignment arrangement intended to facilitate a sale of the Artwork. Such arrangements would only be entered into after the Adviser and the Fund’s custodian determine that the custody, security and insurance coverage applicable to such display arrangement are substantially equivalent to the Fund’s custody, security and insurance coverage arrangements, with respect to the Fund’s Whole Artwork generally. The Fund (with respect to Whole Artwork) and Artwork Companies (with respect to Artwork they hold) generally expect to maintain insurance covering the risks of damage or loss events with respect to such Artwork adequate to restore the economic value of the Artwork should such a damage or loss event occur.
Artwork Selection
The Fund will seek to invest in Artwork, either through Artwork Companies or Whole Artwork, with the following general criteria:

•	paintings, but may also include sculptures and other artistic objects;

•
created by artists generally considered within the
Post-War
and Contemporary collecting periods, provided that Stone Ridge in its sole discretion, may cause the Fund to invest in other collecting periods. The Fund takes a traditional view of art (e.g., paintings, prints, drawings, sculptures, etc.) in its investments;

•	created by artists with significant secondary market sales volume; and

•	acquisition price between $1,000,000 and $50,000,000.
The Fund retains the flexibility to invest in other instruments as the Adviser may consider appropriate from time to time, including affiliated and unaffiliated registered investment companies, U.S. government securities, cash and cash equivalents. The Fund expects to hold a portion of its assets in cash, cash equivalents and short-term obligations for liquidity purposes.
The Fund has the power to borrow and may do so when Stone Ridge deems it appropriate, including to enhance the Fund’s returns and to meet repurchase requests that would otherwise result in the premature liquidation of investments. Leverage can increase the negative impact to which the Fund’s investments may be subject. In connection with a borrowing, the Fund may pledge its assets to the lender. The Fund’s use of leverage comes with inherent risks (see “Borrowing and Leverage Risk” below).
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, directly or indirectly in Artwork.
Changes to the Fund’s Investment Policies.
The Fund’s investment objective and policies may be changed without shareholder approval unless an objective or policy is identified in the prospectus or in the Statement of Additional Information as “fundamental.” The Fund’s policy to invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, may be changed by the Board upon at least 60 days prior written notice to shareholders.
Temporary Defensive Positions.
During unusual market conditions, the Fund may invest up to 100% of its assets in cash or cash equivalents temporarily, which may be inconsistent with its investment objective and other policies. The Fund might not use all of the strategies and techniques or invest in all of the types of securities described in this prospectus or the Statement of Additional Information. While at times the Fund may use alternative investment strategies in an effort to limit its losses, it may choose not to do so.
Derivatives.
The Fund may use derivatives to seek to hedge its exposure to foreign exchange risks that arise as a result of its investments. The Fund may use forwards or futures or may purchase or sell physical currency. There can be no guarantee the Fund’s hedging activities will effectively offset any adverse impact of foreign exchange or interest rates.
The Fund also may gain investment exposure to Whole Artwork directly or through forwards or swaps, including prepaid forward contracts. If the Fund gains exposure to Whole Artwork through forwards or swaps, including prepaid forward contracts, the Fund generally expects to hold such derivatives through one or more Subsidiaries, but the Fund also may enter into such derivatives directly. Such forwards or swaps are generally expected to be cash settled but, to the extent that the Fund is permitted to hold Whole Artwork directly, the Fund may enter into forwards or swaps that are physically settled.
Leverage.
The Fund may use leverage in seeking to achieve its investment objective if the opportunity arises to obtain financing on attractive terms. The Fund may obtain financing from third-party lenders to make investments in Artwork or to address general timing mismatches related to cash flows. Such borrowings are typically secured by investments held by the Fund. The Fund may also enter into borrowing arrangements with the Adviser or an affiliate of the Adviser on an unsecured basis (at an interest rate at or below the market interest rate at the time the borrowing arrangement is entered into) or the Adviser may, on an unsecured basis and at no cost to the Fund, guarantee a loan made to the Fund by a third party to finance investments or to address general timing mismatches related to cash flows. The Fund may also have exposure to leverage through investments in Artwork Companies that may in turn incur leverage by entering into borrowing or other arrangements to finance their Artwork investments. The Fund may also obtain leverage, as further discussed below. The Fund is not limited in the form or manner in which it may incur leverage, but is limited in the amount of leverage it can incur, as further discussed below. There can be no assurances that the Fund will obtain leverage on attractive terms or in the amounts it desires.
The 1940 Act requires a
closed-end
fund to have asset coverage of not less than 300% of the value of the outstanding amount of senior securities representing indebtedness (as defined in the 1940 Act) at the time of the indebtedness issuance. This means that the value of the Fund’s senior securities representing indebtedness may not exceed one-third
of the value of its total assets (including such senior securities), measured at the time the Fund issues the senior securities. The Fund also may borrow money from banks or other lenders for temporary purposes in an amount not to exceed 5% of the Fund’s assets. Such temporary borrowings are not subject to the asset coverage requirements discussed above in connection with the Fund’s borrowings for investment purposes.
Leverage can have the effect of magnifying the Fund’s exposure to changes in the value of its assets and may also result in increased volatility in the Fund’s NAV. This means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund owned its assets on an unleveraged basis. The value of an investment in the Fund will be more volatile and other risks tend to be compounded to the extent that the Fund is exposed to leverage directly or indirectly.
The above-discussed risks associated with leverage arise from leverage that the Fund obtains directly as well as from leverage that the Fund obtains indirectly through its Subsidiaries or through investments in Artwork Companies that enter into borrowing or other arrangements to finance their Artwork investments.
Subsidiaries
. Some of the assets of the Fund are invested through one or more Subsidiaries, which, like the Fund, invest in Artwork. Under an investment management agreement with a Subsidiary, the Adviser provides a Subsidiary with the same type of management services as the Adviser provides to the Fund. To the extent the
Adviser receives compensation for providing such services to a Subsidiary, the Adviser will not receive compensation from the Fund in respect of the assets of the Fund that are invested in a Subsidiary. The Fund does not currently intend to sell or transfer all or any portion of its ownership interest in a Subsidiary. The Fund reserves the right to establish from time to time additional Subsidiaries through which the Fund may execute its strategy.
Investments in Other Investment Companies
. The Fund may invest in the securities of other investment companies, which can include open-end
funds,
closed-end
funds, unit investment trusts and business development companies. The Fund may invest in exchange-traded funds, which are typically open-end
funds or unit investment trusts listed on a stock exchange. One reason the Fund might do so is to gain exposure to segments of the markets represented by another fund at times when the Fund might not be able to buy the particular type of securities directly. As a shareholder of an investment company, the Fund would be subject to its ratable share of that investment company’s expenses, including its advisory and administration expenses. The Fund does not intend to invest in other investment companies unless the Adviser believes that the potential benefits of the investment justify the payment of any premiums or sales charges. Absent Commission exemptive or similar relief, the Fund’s investments in the securities of other investment companies are subject to the limits that apply to those types of investments under the 1940 Act.
Portfolio Turnover
.
The Fund’s portfolio turnover rate for the fiscal period ended July 31, 2023 was 5.16%. The Fund expects the portfolio turnover rate to be low. Nevertheless, the rate of portfolio turnover could change from time to time, depending upon market and legal and regulatory conditions. A high turnover rate (100% or more) generally involves greater expenses to the Fund.

Risk Factors [Table Text Block]
Risk Considerations
You should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors or clients and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. Before making an investment/allocation decision, you should (i) consider the suitability of this investment with respect to an investor’s or a client’s investment objectives and individual situation and (ii) consider factors such as an investor’s or a client’s net worth, income, age and risk tolerance. Investment should be avoided where an investor/client has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.
Artwork Investment Risks
The Fund will, at least initially, operate as a
“non-diversified”
fund under the 1940 Act.
The Fund was formed to facilitate investment in Artwork. The Fund will primarily invest, directly or indirectly, in Artwork and will have limited exposure to other assets that could generate income. Such lack of diversification creates a concentration risk that may make an investment in the Shares riskier than an investment in a more diversified pool of assets or business with more varied operations. The value of the Artwork held by the Fund may not track the overall art market or any segment of the art market, which do not rise or fall uniformly.
There is no assurance of appreciation of Artwork or sufficient cash distributions resulting from the ultimate sale of the Artwork.
There is no assurance that the Artwork will appreciate, maintain its present value, or be sold at a profit. The marketability and value of the Artwork will depend upon many factors beyond the Fund’s control. There can be no assurance that there will be a ready market for the Artwork, since investment in art is generally illiquid, nor is there any assurance that sufficient cash will be generated from the sale of Artwork to compensate investors for their investment.
Risks of fluctuations in demand for Artwork generally or Artwork by specific artists.
A downturn or slowdown in the demand for Artwork generally or Artwork by specific artists caused by adverse economic or environmental conditions or other events may have a greater impact on the value of the Fund’s assets or operating results than if the Fund had invested its assets across more industries or sectors.
In addition to general economic conditions that could result in a downturn or slowdown in demand for Artwork, the Fund’s performance will be impacted by shifts in demand for specific types of Artwork and artists. Such shifts in demand could affect particular segments of the Artwork market (e.g.,
Post-War
or Contemporary Art fall out of favor with collectors and investors) or particular artists (e.g., information is discovered about a particular artist that causes negative perceptions about that artist and accordingly reduces the demand for Artwork created by that artist). The Adviser bases a substantial part of its investment strategy on the belief that Artwork values for the types of Artwork the Fund intends to invest in will improve over time. There is no assurance as to the extent Artwork values will improve. A variety of economic and other factors could cause the value of these assets to decline, which could adversely affect the Fund’s performance.
Investing in Artwork subjects the Fund to valuation risk.
The Fund is subject to valuation risk. Valuation risk is the risk that Artwork in which the Fund invests are priced incorrectly. This may occur due to factors such as incomplete data, market instability, human error or the inherently imprecise nature of valuing Artwork given the illiquid nature of the asset class and limited sales information that would allow for price discovery. The Adviser intends to address this by employing a rigorous fair valuation process, with oversight from the Trust’s Board of Trustees, that is designed to take into account all relevant information that may bear on the fair value of Artwork. Masterworks, other similar platforms and Masterworks AS may provide the Fund with certain inputs or information (e.g., information on auction sales) that the Adviser may consider in determining the fair value of Artwork held by the Fund. While The Adviser may consider inputs provided by Masterworks, other similar platforms and Masterworks AS, it does not rely on such inputs and takes into consideration a variety of factors and inputs from other sources in determining the fair value of Artwork held by the Fund. There is the risk that Artwork in which the Fund invests are priced incorrectly due to issues arising from potential conflicts of interests of the Adviser, Masterworks, other similar platforms or Masterworks AS with respect to fair valuation of Artwork. In providing inputs for making fair valuation determinations, Masterworks or other similar platforms may be subject to potential conflicts of interest due to certain incentives to provide inputs or information that result in higher valuations of Artwork as a general matter given their interest in seeing Artwork as an asset class perform well. The Adviser and the Fund have adopted compliance policies and procedures with respect to fair valuation process that are designed to avoid and mitigate potential conflicts of interest. If the Fund ascribes a higher value to assets and their value subsequently drops or fails to rise because of market factors, returns on the Fund’s investment may be lower than expected and investors could experience losses.
The Fund’s investments are generally expected to be fair valued by the Adviser Valuation Committee as defined under, and in accordance with the procedures described under, “Determination of Net Asset Value” below. Such fair valuations may take into account information provided by third-party service providers or valuation agents. There is no assurance that the Fund could sell Artwork for the value established for it at any time and it is possible that the Fund would incur a loss because Artwork is sold at a discount to its established value. For non-cash
generating assets, such as fine art, valuation is heavily reliant on an analysis of publicly available sales history of similar artwork. Experts often differ on which historical sales are comparable and the degree of comparability and the data set used is not comprehensive because private sales data is generally unavailable. If assets are mispriced, shareholders could lose money upon sale in connection with a periodic repurchase offer or could pay too much for Shares purchased.
An investment in Artwork is subject to various risks, any of which could materially impair the value of the Artwork in the Fund or in the Artwork Companies and the market value of the Shares.
Investing in Artwork is subject to the following risks:

•
Authenticity
. Claims with respect to the authenticity of a work may result from incorrect attribution, uncertain attribution, lack of certification proving the authenticity of the artwork, forgery of a work of art, or falsification of the artist’s signature. The Fund and Artwork Companies generally obtain representations of authenticity from sellers, but these representations may not effectively eliminate the risk.

•
Provenance
. Claims related to provenance, or history of ownership, allege that an artwork has an uncertain or false origin. Buyers may also negatively perceive some elements of the prior ownership history. With respect to the Artwork, buyers may negatively perceive the Fund’s ownership or the ownership of Artwork Companies in the Artwork when considering a purchase.

•
Condition
. The physical condition of an artwork over time is dependent on technical aspects of artistic workmanship, including the materials used, the manner and skill of application, handling and storage and other factors.

•
Physical Risks
. The Artwork is subject to potential damage, destruction, devastation, vandalism or loss as a result of natural disasters (flood, fire, hurricane), crime, theft, illegal exportation abroad, etc. While the Fund (with respect to Whole Artwork) and the Artwork Companies (with respect to Artwork they hold) will maintain insurance coverage to protect against such risks, such insurance coverage may be inadequate to fully compensate the Fund or an Artwork Company should this risk materialize.

•
Legal Risks.
Ownership of the Artwork is prone to a variety of legal challenges, including challenges to title, nationalization, purchase of work of art from unauthorized person, money laundering, violation of legal regulations and restitution issues. Purchasing from major auction houses and reputable galleries can reduce, but not eliminate, these risks.

•
Market Risks.
The art market is prone to change due to a variety of factors, including changes in transaction costs, substantial changes in fees, tax law changes, export licenses, changes in legal regulations, changes in attitudes toward art as an investment, changes in tastes, and changes in supply, such as the liquidation of a major collection.

•
Economic Risks.
Because the demand for art is largely driven by wealthy individuals, economic events impacting the wealth of such individuals may impact the demand for art and therefore the value of art.

•	Fraud Risk . The art market is prone to abusive practices, including price manipulation, disguised agencies, and lack of transparency.
Although Stone Ridge, Masterworks and potentially other Fund service providers will conduct due diligence in connection with any purchase of Artwork by the Fund or any Artwork Company, no amount of due diligence can completely insulate a buyer against these risks and if any of these risks materialize, the value of the Artwork may decline, and the value of the Shares would be adversely affected.
The Fund and Artwork Companies may not be able to find buyers for the Artwork at reasonable prices.
Art can be a highly illiquid asset and objects can go unsold when sent to auction. Even in the event that the Fund or an Artwork Company attempts to sell Artwork, the Fund cannot guarantee that there will be a buyer at any reasonable price. Additionally, if the Artwork does go to an auction sale and is not sold, such failure could reduce the value of the Artwork in the marketplace and make it more difficult to sell in the future. As an additional source of potential liquidity, the Fund may sell its Whole Artwork through a transaction on the Masterworks Platform, or another similar platform, whereby the Whole Artwork would be sold to an Artwork Company and the Fund may retain a portion of its investment in such Whole Artwork by receiving Artwork Company interests or may receive cash or some combination of Artwork Company interests and cash. In such a transaction, the Artwork Company would pay the Fund for the Whole Artwork with cash and/or its shares in an amount equal to the fair value of the Whole Artwork, less any fees, commissions and other expenses incurred in connection with such transactions, which may be significant. While providing another source of potential liquidity for the Fund, this option may subject the Fund to additional transaction costs and the ability to utilize this option is dependent on investor demand for Artwork Companies, and other market conditions.
Artwork may be sold at a loss
.
Any sale of Artwork could be executed at an inopportune time and potentially at a loss. The Fund and Artwork Companies in which the Fund invests intend to hold Artwork for an extended period of time. However, the Fund may elect to sell at a loss if it is determined that such a transaction would be necessary to meet its repurchase obligations or in the event of a liquidation of the Fund. Circumstances may arise that may compel the Fund or Artwork Companies to sell the Artwork at an inopportune time and potentially at a loss, such as if the Fund or such Artwork Company faces litigation or regulatory challenges. Investors should be prepared to hold their Shares for an indefinite period of time, as there can be no assurance that the Shares can ever be resold or that Artwork can ever be sold or that sale of all Artwork would occur at a price that would result in a profit for the Fund.
Masterworks is a relatively new company that has a limited track record.
Masterworks launched in 2017 and therefore has a limited history from which to judge its performance and business model. There can be no assurances of the future success of the Masterworks business model or online platform.
Masterworks’, or other similar platforms’, retail-oriented business may be susceptible to the stresses of the current economic environment
. As a retail-oriented business, the ability for Masterworks or other similar platforms to sell Regulation A Securities or to obtain or sell art may be affected by the overall economic environmental factors, including general economic, political or financial market conditions; investor sentiment and market perceptions (including perceptions about monetary policy, interest rates, inflation or the risk of default); government actions (including protectionist measures, intervention in the financial markets or other regulation, and changes in fiscal, monetary or tax policies);
geo-political
events or changes (including natural disasters, epidemics or pandemics, terrorism and war); and factors related to a specific geography, industry or sector. Foreign financial markets have their own market risks, and they may be more or less volatile than U.S.
markets and may move in different directions. During those periods, the value of the Fund’s investments may experience high levels of volatility and the Fund may have to sell Artwork at times when it would otherwise not do so, and at unfavorable prices. Volatility in financial markets also may cause the Fund to experience increased levels of repurchase requests. These risks may be exacerbated during economic downturns or other periods of economic stress.
The costs associated with investing in and maintaining Artwork, particularly Whole Artwork, may detract from Fund performance
. As explained further in the “Cash Positions and Temporary Defensive and Interim Investments” section of the prospectus, the Fund will need to hold certain amounts of cash or cash equivalents to cover maintenance and insurance costs and fees, and such cash or cash-equivalent holdings may detract from Fund performance. While all commercial mutual funds have costs and/or fees, those costs and fees mean that if the value of the Fund’s assets remain stagnant, the Fund will operate at a loss.
Artwork Companies in which the Fund invests have limited liquidity, and the Fund cannot make decisions regarding whether to hold or sell Artwork Company Artwork.
The Artwork Companies in which the Fund invests are currently illiquid investment vehicles, and the Fund’s ability to sell Artwork Company investments may be limited by various factors, including, for example, legal restrictions on resale, limited secondary market trading volumes (if any), and other factors that limit liquidity and the demand for Artwork Companies. For example, the transfers of interests purchased in Artwork Company offerings sponsored by Masterworks, or other similar platforms, other than those transfers required by operation of law, are only permitted on a trading platform approved by Masterworks, or other similar platforms, or in privately negotiated transactions approved by the issuer. The Artwork Companies in which the Fund invests are managed by a third-party art management firm and a board of managers that is unaffiliated with the Fund or the Adviser, and that third-party firm has control over decisions with respect to when to continue to hold Artwork and when to sell such Artwork. The Fund does not have any input into decisions with respect to whether an Artwork Company in which the Fund invests should hold or sell Artwork held by the Artwork Company. Accordingly, an Artwork Company may determine to continue to hold Artwork at a time when the Fund or the Adviser believes it should sell such Artwork or may determine to sell Artwork at a time the Fund or the Adviser believes it should continue to hold such Artwork. This inability to make investment decisions with respect to certain Artwork held by the Fund indirectly through Artwork Companies may limit the ability of the Fund to achieve its investment objective or meet the Fund’s liquidity needs. The Artwork Companies and the Artwork held by the Artwork Companies are not subject to the protections of the 1940 Act or the Investment Advisers Act of 1940.
The Fund could be exposed to losses in the event of title or authenticity claims.
The buying and selling of artwork can involve potential claims regarding title, provenance and or authenticity of the artwork. Authenticity risk related to works of art may result from incorrect attribution, uncertain attribution, lack of certificate proving the authenticity of the artwork, purchase of a non-authentic
artwork, or forgery. In the event of a title or authenticity claim against the Fund or an Artwork Company by a buyer of Artwork from the Fund or the Artwork Company, the Fund or such Artwork Company, as applicable, would seek recourse against the seller of the Artwork pursuant to authenticity and title representations obtained at the time of purchase, but a claim could nevertheless expose the Fund to losses. A title or authenticity claim may result in a decline in the value of the Artwork held by the Fund, which may adversely impact the value of Fund Shares.
Ownership of an artist’s work may be concentrated, and any large-scale divestiture of a collection could negatively affect prices.
If any major collector were to liquidate a large number of paintings by a particular artist, the supply and demand dynamic could shift materially. A significant increase in the number of paintings by such artist available for sale could reduce prices.
Artwork could be subject to damage, theft or deterioration in condition, which could have a material adverse effect on the value of the Artwork.
The Fund plans to store the Artwork in a protected environment with security measures, but no amount of security can fully protect a painting from damage or theft. The damage or theft of valuable property, despite these security measures could have a material adverse impact on the value of the Artwork and, consequently, the value of the Shares. The Fund (with respect to Whole Artwork) and
Artwork Companies (with respect to Artwork they hold) generally expect to maintain insurance covering the risks of damage or loss events with respect to such Artwork adequate to restore the economic value of the Artwork should such a damage or loss event occur, and expect to periodically adjust the coverage limits on such insurance policies to reflect changes in the market values of the covered Artwork. However, there can be no assurance that any such coverage and the proceeds received for a damage/loss event would be adequate to restore the economic value of the Artwork, which could decrease the value of the Artwork held by the Fund. Although insurance coverage maintained by the Fund is not expected to cover title or authenticity claims, if such a claim were to arise, the Fund and/or the applicable Artwork Companies are expected to have contractual recourse against the seller from whom the Artwork was acquired and from whom the Fund and/or Artwork Companies will obtain representations of authenticity from. However, there can be no assurance that such contractual recourse would be adequate to make the Fund whole for any associated losses.
The Fund
’
s Whole Artwork generally will be custodied with a
third-party
service provider in a secure warehouse facility.
The Fund’s Whole Artwork holdings will be custodied with a third party service provider in secure warehouse facilities that the Adviser believes will mitigate the risk of loss or damage to such Whole Artwork. However, there can be no assurances that Whole Artwork stored in these facilities will not suffer damages or other losses. The Fund generally expects to maintain insurance for damage/loss events for its Whole Artwork when insurance coverage is commercially reasonable, but there can be no assurances that any such coverage and the proceeds received for a damage/loss event would be adequate to restore the economic value of the Whole Artwork, which could decrease the value of the Whole Artwork held by the Fund. Furthermore, certain scenarios that could lead to damages or loss of the Whole Artwork may not be covered under the applicable insurance policy. The Fund has adopted policies and procedures addressing the Fund’s Whole Artwork custodial arrangements that are designed to mitigate the risks of physical loss or damage to its Whole Artwork, but there can be no assurance these measures will be successful.
Changes in opinions by experts in the artwork regarding authenticity could reduce or eliminate the value of the Artwork.
Authenticity is often determined by art experts, and opinions often matter more than scientific data. If a well-respected art expert were to opine negatively on the authenticity of any of the Artwork in the Fund, it could reduce or eliminate the value of the Artwork.
Insurance coverage for the Artwork may be inadequate, does not cover title claims and may not cover all possible contingencies, exposing the Fund to losses resulting from the damage or loss of the Artwork.
The Fund (with respect to Whole Artwork) and Artwork Companies (with respect to Artwork they hold) generally expect to maintain insurance covering the risks of damage or loss events with respect to such Artwork adequate to restore the economic value of the Artwork should such a damage or loss event occur. The Fund aims to maintain insurance at scheduled values which, at any given point in time may be below fair market value and therefore insurance proceeds may be insufficient to recoup all losses. In addition, the Fund’s art insurance coverage does not cover title claims and may expressly exclude damage caused by force majeure and certain other potential loss scenarios. Accordingly, in the event of a successful claim that the Fund does not have valid title and ownership to the Artwork, the Fund would rely solely on the representations obtained from the seller to compensate it for such losses, which may prove to be inadequate. In addition, uncovered damage or destruction of any of the Artwork in the Fund that is not fully covered by insurance could have a material adverse impact on the value of the Shares.
Industry sales cycles are unpredictable.
Purchase behavior by collectors is unpredictable. Adverse economic conditions may create a downturn in art collectors’ demand for art or ability to buy art, which would negatively affect the Fund’s and Artwork Companies’ ability to sell its Artwork. As outlined in the “Artwork Selection” above, the Fund intends to invest in Artwork that meets certain criteria. The Fund cannot guarantee those styles of Artwork will match or outperform other categories of art. Shifting art trends could result in reduced profitability or a loss upon the sale of any or all of the Artwork in the Fund.
Purchasing Artwork in privately negotiated transactions may involve greater risk than purchasing Artwork at public auction.
There are differences between purchasing Artwork in a private transaction and purchasing at a public auction. Auctions are generally conducted by large companies that may perform higher levels of research and due diligence than private galleries or agents. Auction houses may have greater financial and other resources as compared to private galleries and agents. Accordingly, if an authenticity claim were to arise, an auction house may have greater financial resources (and or higher levels of insurance coverage) to be able to address such claims than private galleries or agents. By contrast, private galleries and agents are largely unregulated and operate under general legal principles of agency which do not necessarily require the level of fairness, transparency and disclosure that apply to public auctions. Accordingly, there may be higher risks attendant to purchasing Artwork in privately negotiated transactions.
Additional Risk Factors
Risk of Investments in Other Pooled Investment Vehicles.
Investing in another pooled investment vehicle exposes the Fund to all of the risks of that vehicle’s investments. The Fund bears its pro rata share of the expenses of any such vehicle, in addition to its own expenses. The values of other pooled investment vehicles are subject to change as the values of their respective component assets fluctuate. The Fund’s investments in such vehicles will be dependent upon the investment and research abilities of persons other than the Adviser.
Borrowing and Leverage Risk.
The Fund and its Subsidiaries intend to obtain financing to make investments and/or to fund Share repurchases. Such use of borrowing results in leverage, which magnifies the Fund’s exposure to declines in the value of any Artwork acquired through such borrowing or creates investment risk with respect to a larger pool of assets than the Fund would otherwise have and may be considered a speculative technique. For example, if the Fund obtains structural leverage that finances its investments, a decrease in the value of those investments will negatively impact the Fund’s net asset value to a greater extent than if the Fund had not used leverage. The value of an investment in the Fund will be more volatile and other risks tend to be compounded if and to the extent that the Fund borrows or uses investments that have embedded leverage. Engaging in such transactions may cause the Fund to liquidate its investments when it may not be advantageous to do so to satisfy its obligations. The Fund may enter into borrowing arrangements with the Adviser or an affiliate of the Adviser on an unsecured basis (at an interest rate at or below the market interest rate at the time the borrowing arrangement is entered into) or the Adviser may guarantee a loan made to the Fund by a third party to finance investments or to address general timing mismatches related to cash flows. Any such borrowings from the Adviser or its affiliate, or from a third party lender, like the use of other borrowing arrangements, increases the Fund’s exposure to the decline in the value of any investments acquired through such borrowing.
Market conditions may unfavorably impact the Fund’s ability to secure borrowings on favorable or commercially feasible terms. Although the Fund’s borrowings are typically secured by investments held by the Fund, such borrowings may be on a secured or unsecured basis, and at fixed or variable rates of interest. Borrowing will also cost the Fund interest expense and other fees. The costs of borrowing will reduce the Fund’s return. Unless the rate of return, net of applicable Fund expenses, on the Fund’s investments exceeds the costs to the Fund of the leverage it utilizes, the investment of the Fund’s net assets attributable to leverage will generate less income than will be needed to pay the costs of the leverage and the facility fees that the Fund pays, resulting in a loss to the Fund even if the rate of return on those assets is positive. To the extent the Fund is able to secure financing, fluctuations in interest rates could increase the costs associated with the Fund’s use of certain forms of leverage, and such costs could reduce the Fund’s return.
The 1940 Act requires a
closed-end
fund to have asset coverage of not less than 300% of the value of the outstanding amount of senior securities representing indebtedness (as defined in the 1940 Act) at the time of the indebtedness issuance and generally requires a closed-end
fund to make provision to prohibit the declaration of any dividend (except a dividend payable in stock of the fund) or distribution on the fund’s stock or the repurchase of any of the fund’s stock, unless, at the time of the declaration or repurchase, there is asset coverage of at least 300%, after deducting the amount of the dividend, distribution or purchase price, as the case may be. To satisfy 1940 Act requirements in connection with leverage or to meet obligations, the Fund may be required to dispose of portfolio instruments when such disposition might not otherwise be desirable. Engaging in such transactions may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

Because, as discussed in more detail under “Illiquidity Risk” below, the Fund’s portfolio will be substantially illiquid, any such disposition or liquidation could result in losses to the Fund. There can be no assurances that the Fund’s use of leverage will be successful.
The Fund’s ability to obtain leverage through borrowings is dependent on its ability to establish and maintain appropriate lines of credit or other borrowing facilities. The above-described risks associated with leverage arise from leverage that the Fund obtains directly as well as from leverage the Fund obtains indirectly through its Subsidiaries or through investments in Artwork Companies that enter into borrowing or other arrangements to finance their Artwork investments. The Fund’s borrowings may be secured by investments held by Subsidiaries of the Fund. The Subsidiaries of the Fund that pledge investments to secure the Fund’s borrowings are typically separate bankruptcy-remote entities formed for the purpose of holding specific securities and pledging those securities to secure the Fund’s borrowing. The assets of any such Subsidiary are not available to other creditors, or to any other Subsidiary or the Fund, except to the extent of permitted distributions made to the Fund.
Although the Fund’s borrowings are typically secured by investments held by the Fund, such borrowings may be on a secured or unsecured basis, and at fixed or variable rates of interest. Borrowing gives rise to interest expense and may require the Fund to pay other fees. The costs of borrowing will reduce the Fund’s return. Unless the rate of return, net of applicable Fund expenses, on the Fund’s investments exceeds the costs to the Fund of the leverage it utilizes, the investment of the Fund’s net assets attributable to leverage will generate less income than will be needed to pay the costs of the leverage and the facility fees that the Fund or its Subsidiaries pay, resulting in a loss to the Fund even if the rate of return on those assets is positive. The Fund’s ability to obtain leverage through borrowings is dependent on its ability to establish and maintain appropriate lines of credit or other borrowing facilities. The Fund’s borrowings may impose financial and operating covenants that restrict the Fund’s business activities, including limitations that could hinder the Fund’s ability to make additional investments and/or to fund Share repurchases. Market conditions may unfavorably impact the Fund’s or its Subsidiaries’ ability to secure borrowings on favorable or commercially feasible terms.
Effects of Leverage.
Assuming that senior securities represent approximately 12.97% of the Fund’s total assets (including the amounts of such senior securities) and that the Fund bears expenses relating to such senior securities at an annual effective interest rate of 0% (based on interest rates for such senior securities as of a recent date), the annual return that the Fund’s portfolio must experience (net of expenses) in order to cover the costs of such senior securities would be approximately 0%. These figures are merely estimates based on current market conditions, used for illustration purposes only. Actual expenses associated with senior securities used by the Fund may vary frequently and may be significantly higher or lower than the rate used for the example above.
The following table is furnished in response to requirements of the Commission. It is designed to illustrate the effects of the Fund’s leverage due to senior securities on corresponding Share total return, assuming investment portfolio total returns (consisting of income and changes in the value of investments held in the Fund’s portfolio) of
-10%,
-5%,
0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns expected to be experienced by the Fund. The table further assumes that the Fund’s senior securities represent approximately 12.97% of the Fund’s total assets (including such senior securities) and an annual rate of interest of 0% (as discussed above). Your actual returns may be greater or less than those appearing below.

Assumed Return on Portfolio (Net of Expenses)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Corresponding Share Total Return	(11.30)%	(5.65)%	(0.00)%	5.65%	11.30%
Corresponding Share total return is made up of two elements — the Share dividends paid by the Fund (the amount of which is largely determined by the net investment income of the Fund after paying interest expenses on the Fund’s senior securities) and gains or losses on the value of the securities the Fund owns.
The Fund currently uses leverage (whether through the use of senior securities or otherwise) to make investments and to fund Share repurchases and may consider other potential uses in the future. The Fund’s willingness to use leverage, and the extent to which leverage is used at any time, will depend on many factors, including Stone Ridge’s assessment of the yield curve environment, interest rate trends, market conditions, and other factors.
Illiquidity Risk.
The Fund may invest without limitation in illiquid investments. Artwork is generally an illiquid asset class. Illiquidity risk is the risk that the investments held by the Fund may be difficult or impossible to sell at the time that the Fund would like without significantly changing the market value of the investment.
The Fund and Artwork Companies may not be able to find buyers for the Artwork at reasonable prices, and Artwork can go unsold when sent to auction. Even in the event that the Fund or an Artwork Company attempts to sell Artwork, the Fund cannot guarantee that there will be a buyer at any reasonable price. Additionally, if the Artwork does go to an auction sale and is not sold, such failure could reduce the value of the Artwork in the marketplace and make it more difficult to sell in the future. As an additional source of potential liquidity, the Fund may sell its Whole Artwork through a transaction on the Masterworks Platform, or another similar platform, whereby the Whole Artwork would be sold to an Artwork Company and the Fund may retain a portion of its investment in such Whole Artwork by receiving Artwork Company interests or may receive cash or some combination of Artwork Company interests and cash. In such a transaction, the Artwork Company would pay the Fund for the Whole Artwork with cash and/or its shares in an amount equal to the fair value of the Whole Artwork, less any fees, commissions and other expenses incurred in connection with such transactions, which may be significant. While providing another source of potential liquidity for the Fund, this option may subject the Fund to additional transaction costs and the ability to utilize this option is dependent on investor demand for Artwork Companies, and other market conditions.
The Fund expects to acquire Artwork Company investments in primary Regulation A offerings, and the Fund also may buy or sell Artwork Company investments in privately negotiated secondary transactions or on alternative trading systems on which such shares may be traded, such as on a secondary market sponsored by Masterworks or another artwork platform sponsor. The Fund may also exercise its rights to qualify the resale of Artwork Company interests pursuant to Regulation A. The Fund will have limited redemption rights from an Artwork Company and its ability to sell Artwork Company interests could be adversely affected by various factors, including limited trading volumes or legal restrictions. While certain Artwork Company interests may trade in a secondary market in the future, there is no assurance that any secondary trading market will develop or provide sufficient liquidity for the Fund to be able to liquidate its holdings of an Artwork Company.
The Fund’s ability to realize full value in the event of the need to liquidate certain assets may be impaired and/or result in losses to the Fund. The Fund may be unable to sell its investments, even under circumstances when the Adviser believes it would be in the best interests of the Fund to do so. Illiquid investments may also be difficult to value and their pricing may be more volatile than more liquid investments, which could adversely affect the price at which the Fund is able to sell such instruments. Illiquidity risk also may be greater in times of financial stress. The risks associated with illiquid instruments may be particularly acute in situations in which the Fund’s operations require cash (such as in connection with repurchase offers) and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid investments.
Government Securities Risk.
The Fund may invest in securities issued or guaranteed by the U.S. government (including U.S. Treasury obligations that differ in their interest rates, maturities and times of issuance) or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, risks related to changes in interest rates and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund.

Market Risk.
The value of the Fund’s investments may decline due to general economic conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic or political conditions throughout the world, inflation, changes in interest or currency rates or adverse investor sentiment generally. The value of the Fund’s investments also may decline because of factors that affect the market for
Post-War
and/or Contemporary Art.
Additionally, the Fund’s performance may be negatively impacted by current market factors such as military conflicts abroad, global supply chain issues, inflation and global pandemics, like the
COVID-19
outbreak.
Management and Operational Risk.
The Fund is subject to management risk because it relies on the Adviser’s ability to achieve its investment objective. The Fund runs the risk that the Adviser’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. The Adviser and other Fund service providers may fail to make Artwork investments that produce returns sufficient to cover the costs of the Fund’s operations and the costs associated with holding Artwork.
The Fund also is subject to the risk of loss as a result of other services provided by the Adviser and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error and cyber attacks, disruptions and failures affecting, or by, a service provider.
Operational and Technology Risk.
Because the Fund depends on electronic systems maintained by the Custodian and other Fund service providers and their affiliates to maintain records, evidence ownership of the Fund’s investments, appropriately safeguard such investments and to service and administer such investments, the Fund is vulnerable to the risks associated with such electronic systems, including, among others: power loss, computer systems failures and internet, telecommunications or data network failures; operator negligence or improper operation by, or supervision of, employees; physical and electronic loss of data or security breaches, misappropriation and similar events; computer viruses; cyber attacks, intentional acts of vandalism and similar events; and hurricanes, fires, floods and other natural disasters.
Derivatives Risk
. The Fund may invest in futures contracts or forward contracts in order to hedge its exposure to foreign exchange risks that arise as a result of its investments. The Fund also may gain investment exposure to Whole Artwork through forwards or swaps, including prepaid forward contracts. If the Fund gains exposure to Whole Artwork through forwards or swaps, including prepaid forward contracts, the Fund generally expects to hold such derivatives through one or more Subsidiaries, but the Fund also may enter into such derivatives directly. The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Derivatives involve the risk that changes in their value may not move as expected relative to changes in the value of the underlying investment they are designed to track. See the Statement of Additional Information for additional information of the various types and uses of derivatives in the Fund’s strategies.
Certain derivatives in which the Fund may invest trade
over-the-counter
(“OTC”), which means that they are not traded on exchanges or standardized; rather, banks and dealers act as principals in these markets negotiating each transaction on an individual basis. There have been periods during which certain banks or dealers have refused to quote prices for OTC derivatives contracts or have quoted prices with an unusually wide spread between the price at which they are prepared to buy and the price at which they are prepared to sell. There is no limitation on the daily price movements of OTC derivatives. Principals in the OTC derivatives markets have no obligation to continue to make markets in the OTC derivatives traded.
The Fund may be required to provide more margin for its derivatives investments during periods of market disruptions or stress. Derivatives also present other risks described herein, including market risk and illiquidity risk. OTC derivatives are generally highly illiquid. The Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. The Adviser may decide not to use derivatives to hedge or otherwise reduce the Fund’s risk exposures, potentially resulting in losses for the Fund.
Many derivatives have embedded leverage (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position). Derivatives in which the Fund may invest may have embedded leverage, depending on their specific terms. As a result, adverse changes in the value or level of the underlying investment may result in a loss substantially greater than the amount invested in the derivative itself. See “— Borrowing and Leverage Risk” above.
The Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund.
When entering into derivatives transactions, the Fund is typically required to post margin. Significant market movements may result in the Fund being required to post comparatively large initial or ongoing margin amounts with counterparties and may require that the Fund post additional margin on short time frames, potentially requiring the Fund to sell other assets at inopportune times and/or to close derivatives positions prematurely, either of which could cause the Fund to suffer losses.
In connection with entering into certain types of derivatives transactions (e.g., options and futures contracts), the Fund may post margin directly to a broker or futures commission merchant (“FCM”), which will typically re-hypothecate
that margin (i.e., use the margin posted by the Fund for its own transactions, including as collateral in another transaction by the broker or FCM) to a clearinghouse or another broker or FCM. Prior to re-hypothecation,
margin so posted may be held in commingled accounts with margin from other clients of that broker or FCM. The margin maintained by these brokers and FCMs is not subject to the regulatory protections provided by bank custody arrangements commonly employed by investment companies. If margin posted to a broker or FCM is re-hypothecated,
neither the Fund nor the broker or FCM, as applicable, will have possession of the margin. Margin posted by the Fund to a broker or FCM is exposed to the credit risk and fraud risk of that broker or FCM. There is generally no limit on the amount of margin that the Fund may post directly to a single broker or FCM or to all brokers and FCMs, and the Fund typically posts a significant portion of its assets in this manner. As a result, at any time the Fund may have substantial credit exposure to one or more brokers and/or FCMs. In the event of the insolvency or liquidation of a broker or FCM to whom the Fund has posted collateral, the Fund is likely to experience substantial delays in recovering its margin, or it may not be able to recover it at all. Any inability or unwillingness of a broker or FCM to meet its obligation to return margin to the Fund, including by reason of insolvency or liquidation, or any improper activity involving such broker or FCM would likely result in a substantial loss to the Fund. In some foreign
(non-U.S.)
markets, brokerage arrangements may provide significantly less protection than in the U.S., potentially exposing the Fund to credit and other risks that it does not have in the U.S
Rule 18f-4 provides for the regulation of a registered investment company’s use of derivatives and certain related instruments. Funds that use derivatives to a limited extent, such as the Fund, are generally required by Rule 18f-4 to adopt policies and procedures reasonably designed to manage the fund’s derivatives risk. As a result, to the extent the Fund uses derivatives, it will comply with the relevant requirements of Rule 18f-4. Rule 18f-4 restricts the Fund’s ability to engage in certain derivatives transactions, which could adversely affect the value or performance of the Fund.
Specific risks involved in the use of certain types of derivatives in which the Fund may invest include:
Forwards Risk
. Forward contracts are subject to some of the same risks as futures described above. However, forwards are not traded on exchanges and are not standardized; rather, banks and dealers act as principals in these markets negotiating each transaction on an individual basis. Trading in forward contracts is generally unregulated. There is no limitation on the daily price movements of forward contracts. Principals in the forward markets have no obligation to continue to make markets in the forward contracts traded. There have been periods during which certain banks or dealers have refused to quote prices for forward contracts or have quoted prices with an unusually wide spread between the price at which they are prepared to buy and that at which they are prepared to sell. Disruptions can occur in the forward markets because of unusually high trading volume, political intervention or other factors. For example, the imposition of credit controls by governmental authorities might limit forward trading, to the possible detriment of the Fund. Prepaid forward contracts, which require the buyer to pay the seller the forward price at the time the parties enter into the contract or at a date earlier than the settlement date, are subject to some of the same risks as other forward contracts described here.
Swaps Risk
. The use of swaps involves investment techniques and risks that are different from those associated with portfolio security transactions. These instruments typically are not traded on exchanges; under recently adopted rules and regulations, however, transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared (“cleared swaps”). For OTC swaps, there is a risk that the other party to certain of these instruments will not perform its obligations to the Fund or that the Fund may be unable to enter into offsetting positions to terminate its exposure or liquidate its position under certain of these instruments when it wishes to do so. Such occurrences could result in losses to the Fund. For cleared swaps, the Fund’s counterparty is a clearinghouse rather than a bank or broker. Since the Fund is not a member of the clearinghouses and only members of a clearinghouse (“clearing members”) can participate directly in the clearinghouse, the Fund holds cleared swaps through accounts at clearing members. In cleared swaps, the Fund makes payments (including margin payments) to and receives payments from a clearinghouse through its account at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearinghouse.
In some ways, cleared swap arrangements are less favorable to funds than bilateral arrangements. For example, the Fund may be required to provide more margin for cleared swaps positions than for bilateral derivatives positions. Also, in contrast to a bilateral derivatives position, following a period of notice to the Fund, a clearing member generally can require termination of an existing cleared swap position at any time or an increase in margin requirements above the margin that the clearing member required at the beginning of a transaction. Clearinghouses also have broad rights to increase margin requirements for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearinghouse could interfere with the ability of the Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose the Fund to greater credit risk to its clearing member because margin for cleared swaps positions in excess of a clearinghouse’s margin requirements typically is held by the clearing member. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearinghouses, and it is not clear how an insolvency proceeding of a clearinghouse would be conducted and what impact an insolvency of a clearinghouse would have on the financial system. The Fund might not be fully protected in the event of the bankruptcy of the Fund’s clearing member because the Fund would be limited to recovering only a pro rata share of the funds held by the clearing member on behalf of customers for cleared derivatives. Although a clearing member is required to segregate assets from customers with respect to cleared derivatives positions from the clearing member’s proprietary assets, if a clearing member does not comply with the applicable regulations, or in the event of fraud or misappropriation of customer assets by a clearing member, the Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the assets held by the clearing member.
Also, the Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that the Adviser expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and loss of hedging protection. In addition, the documentation governing the relationship between the Fund and clearing members is drafted by the clearing members and generally is less favorable to the Fund than typical bilateral derivatives documentation.
Additionally, some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs and risks for the Fund. For example, swap execution facilities typically charge fees, and if the Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, the Fund may be required to indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility.
The U.S. government and the European Union have adopted mandatory minimum margin requirements for bilateral derivatives. As a general matter, under such requirements, the Fund’s transactions are subject to variation margin requirements and, depending on the aggregate notional value of bilateral derivatives entered into by the Fund, initial margin requirements may apply in the near future. Such requirements could increase the amount of margin the Fund needs to provide in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive.
These and other new rules and regulations could, among other things, further restrict the Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund, increasing margin or capital requirements or otherwise limiting liquidity or increasing transaction costs. Certain aspects of these regulations are still being implemented, so their potential impact on the Fund and the financial system is not yet known. While the regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Fund to new kinds of costs and risks.
Swap agreements may be subject to contractual restrictions on transferability and termination and they may have terms of greater than seven days. The Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund under the swap).
Subsidiary Risk.
By investing through its Subsidiaries, the Fund is exposed to the risks associated with the Subsidiaries’ investments. The Subsidiaries are not registered as investment companies under the 1940 Act and are not subject to all of the investor protections of the 1940 Act, although each Subsidiary is managed pursuant to the compliance policies and procedures of the Fund applicable to it. Changes in the laws of the United States and/or the jurisdiction in which a Subsidiary is organized could result in the inability of the Fund and/or such Subsidiary to operate as described in this prospectus and could adversely affect the Fund.
Tax Risk.
The Fund has elected to be treated as a RIC under Subchapter M of the Code and intends each year to qualify and to be eligible to be treated as such. In order to qualify for such treatment, the Fund must derive at least 90% of its gross income each taxable year from qualifying income, meet certain asset diversification tests at the end of each fiscal quarter, and distribute at least 90% of its investment company taxable income for each taxable year. The Fund’s investment strategy will potentially be limited by its intention to qualify for treatment as a RIC. The tax treatment of certain of the Fund’s investments under one or more of the qualification or distribution tests applicable to RICs is not certain. An adverse determination or future guidance by the IRS or a change in law might affect the Fund’s ability to qualify for such treatment.

If, in any year, the Fund were to fail to qualify for treatment as a RIC under the Code for any reason, and were not able to cure such failure, the Fund would be treated as a “C corporation” under the Code and, as such, would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt
income and net long-term capital gains, would be taxable to shareholders as dividend income. The Fund may be required to recognize taxable income in circumstances in which the Fund does not receive a corresponding payment in cash. As a result, the Fund may have difficulty meeting the annual distribution requirement necessary to qualify for and maintain its qualification as a RIC under the Code. The Fund may have to sell some of its investments at times and/or at prices the Fund would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If the Fund is not able to obtain cash from other sources, the Fund may fail to qualify for or maintain RIC tax treatment and thus become subject to corporate-level income tax.
Distributions Not Guaranteed.
The Fund does
no
t anticipate paying Fund shareholders distributions on any regular schedule or in any fixed amount. The Fund cannot assure Shareholders that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or any cash distributions. The Fund’s ability to pay distributions may be adversely affected by the impact of the risks described in this Prospectus. All distributions will depend on the Fund’s earnings from any potential Artwork dispositions, its financial condition, and such other factors as the Board may deem relevant from time to time.
Repurchase Offers Risk.
As described under “Periodic Repurchase Offers” below, the Fund is an “interval fund.” In order to provide liquidity to shareholders, the Fund, subject to applicable law, conducts quarterly repurchase offers of the Fund’s outstanding Shares at NAV, subject to approval of the Board. In all cases such repurchase offers will be for at least 5% and not more than 25% of its outstanding Shares at NAV, pursuant to Rule
23c-3
under the 1940 Act. The Fund believes that these repurchase offers are generally beneficial to the Fund’s shareholders, and repurchases generally are funded from available cash or sales of portfolio instruments, which are substantially illiquid. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or may force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio instruments (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. In compliance with its procedures, the Fund, to the extent possible, generally expects to hold at least 5% of net assets in cash or other liquid assets during the repurchase offer window to meet its repurchase obligations. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. Although the Fund’s investments are illiquid and the market for its investments is limited, the Fund believes that it would be able to find willing buyers for investments if such sales were ever necessary. Because the Fund may employ investment leverage, repurchases of Shares compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their Shares by increasing the Fund’s expenses and reducing any net investment income. If a repurchase offer is oversubscribed the Fund will repurchase the Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. A shareholder may be subject to market and other risks, and the NAV of Shares tendered in a repurchase offer ma
y decline between the Repurchase Request Deadline and the date on which the NAV for tendered Shares is determined. In addition, the repurchase of Shares by the Fund may be a taxable event to shareholders.
Portfolio Turnover.
A change in the securities held by the Fund is known as “portfolio turnover.” A higher portfolio turnover rate may indicate higher transaction costs, which can reduce the Fund’s performance, and may result in higher taxes when Shares are held in a taxable account. Portfolio turnover will not be a limiting factor as
Artwork is permitted to be sold without regard to the time it has been held when, in the opinion of Stone Ridge, investment considerations warrant such action. Given that the Fund and the Artwork Companies in which the Fund invests will hold Artwork for an indefinite period of time, the Fund expects the portfolio turnover rate to be low. Nevertheless, the rate of portfolio turnover could change from time to time, depending upon market and legal and regulatory conditions.
Cash Positions and Temporary Defensive and Interim Investments.
The Fund expects to hold a portion of its assets in cash, cash equivalents and short-term fixed income instruments to facilitate meeting repurchase requests, making investments in Artwork over an extended time period and covering maintenance and insurance costs and fees. Holding a portion of Fund assets in cash, cash equivalents and short-term fixed-income instruments may detract from Fund performance. In addition, for temporary defensive purposes in times of adverse or unstable market, economic or political conditions, the Fund can invest up to 100% of its assets in investments that may be inconsistent with its principal investment strategies. Generally, the Fund would invest in money market instruments or in other short-term U.S. or foreign government securities. The Fund might also hold these types of securities as interim investments pending the investment of proceeds from the sale of its Shares or the sale of its portfolio investments or to meet anticipated repurchases of its Shares. To the extent the Fund invests in these securities, it might not achieve its investment objective.
Limited
History.
The Fund has a limited history of operations and is designed for long-term investors and not as a trading vehicle.
Anti-Takeover Provisions.
The Fund’s Declaration of Trust, together with any amendments thereto, includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open-end
status.

Effects of Leverage [Text Block]
Effects of Leverage.
Assuming that senior securities represent approximately 12.97% of the Fund’s total assets (including the amounts of such senior securities) and that the Fund bears expenses relating to such senior securities at an annual effective interest rate of 0% (based on interest rates for such senior securities as of a recent date), the annual return that the Fund’s portfolio must experience (net of expenses) in order to cover the costs of such senior securities would be approximately 0%. These figures are merely estimates based on current market conditions, used for illustration purposes only. Actual expenses associated with senior securities used by the Fund may vary frequently and may be significantly higher or lower than the rate used for the example above.
The following table is furnished in response to requirements of the Commission. It is designed to illustrate the effects of the Fund’s leverage due to senior securities on corresponding Share total return, assuming investment portfolio total returns (consisting of income and changes in the value of investments held in the Fund’s portfolio) of
-10%,
-5%,
0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns expected to be experienced by the Fund. The table further assumes that the Fund’s senior securities represent approximately 12.97% of the Fund’s total assets (including such senior securities) and an annual rate of interest of 0% (as discussed above). Your actual returns may be greater or less than those appearing below.

Assumed Return on Portfolio (Net of Expenses)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Corresponding Share Total Return	(11.30)%	(5.65)%	(0.00)%	5.65%	11.30%
Corresponding Share total return is made up of two elements — the Share dividends paid by the Fund (the amount of which is largely determined by the net investment income of the Fund after paying interest expenses on the Fund’s senior securities) and gains or losses on the value of the securities the Fund owns.
The Fund currently uses leverage (whether through the use of senior securities or otherwise) to make investments and to fund Share repurchases and may consider other potential uses in the future. The Fund’s willingness to use leverage, and the extent to which leverage is used at any time, will depend on many factors, including Stone Ridge’s assessment of the yield curve environment, interest rate trends, market conditions, and other factors.

Effects of Leverage [Table Text Block]

Assumed Return on Portfolio (Net of Expenses)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Corresponding Share Total Return	(11.30)%	(5.65)%	(0.00)%	5.65%	11.30%

Return at Minus Ten [Percent]	(11.30%)
Return at Minus Five [Percent]	(5.65%)
Return at Zero [Percent]	0.00%
Return at Plus Five [Percent]	5.65%
Return at Plus Ten [Percent]	11.30%
Effects of Leverage, Purpose [Text Block]	Assuming that senior securities represent approximately 12.97% of the Fund’s total assets (including the amounts of such senior securities) and that the Fund bears expenses relating to such senior securities at an annual effective interest rate of 0% (based on interest rates for such senior securities as of a recent date), the annual return that the Fund’s portfolio must experience (net of expenses) in order to cover the costs of such senior securities would be approximately 0%. These figures are merely estimates based on current market conditions, used for illustration purposes only.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Preemptive and Other Rights [Text Block]	All Shares have equal rights to the payment of dividends and other distributions and the distribution of assets upon liquidation. Shares are, when issued, fully paid and non-assessable
by the Fund and have no
pre-emptive
or conversion rights or rights to cumulative voting.
Outstanding Securities [Table Text Block]
As of September 30, 2023, the following amount of Shares of the Fund was authorized for registration and outstanding:

(1)	(2)	(3)	(4)
Title of Class	Amount Authorized	Amount Held by the Fund for its Account	Amount Outstanding Exclusive of Amount Shown Under (3)
Common Shares of Beneficial Interest	Unlimited	0	7,862,021

Artwork Investment Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Artwork Investment Risks
The Fund will, at least initially, operate as a
“non-diversified”
fund under the 1940 Act.
The Fund was formed to facilitate investment in Artwork. The Fund will primarily invest, directly or indirectly, in Artwork and will have limited exposure to other assets that could generate income. Such lack of diversification creates a concentration risk that may make an investment in the Shares riskier than an investment in a more diversified pool of assets or business with more varied operations. The value of the Artwork held by the Fund may not track the overall art market or any segment of the art market, which do not rise or fall uniformly.
There is no assurance of appreciation of Artwork or sufficient cash distributions resulting from the ultimate sale of the Artwork.
There is no assurance that the Artwork will appreciate, maintain its present value, or be sold at a profit. The marketability and value of the Artwork will depend upon many factors beyond the Fund’s control. There can be no assurance that there will be a ready market for the Artwork, since investment in art is generally illiquid, nor is there any assurance that sufficient cash will be generated from the sale of Artwork to compensate investors for their investment.
Risks of fluctuations in demand for Artwork generally or Artwork by specific artists.
A downturn or slowdown in the demand for Artwork generally or Artwork by specific artists caused by adverse economic or environmental conditions or other events may have a greater impact on the value of the Fund’s assets or operating results than if the Fund had invested its assets across more industries or sectors.
In addition to general economic conditions that could result in a downturn or slowdown in demand for Artwork, the Fund’s performance will be impacted by shifts in demand for specific types of Artwork and artists. Such shifts in demand could affect particular segments of the Artwork market (e.g.,
Post-War
or Contemporary Art fall out of favor with collectors and investors) or particular artists (e.g., information is discovered about a particular artist that causes negative perceptions about that artist and accordingly reduces the demand for Artwork created by that artist). The Adviser bases a substantial part of its investment strategy on the belief that Artwork values for the types of Artwork the Fund intends to invest in will improve over time. There is no assurance as to the extent Artwork values will improve. A variety of economic and other factors could cause the value of these assets to decline, which could adversely affect the Fund’s performance.
Investing in Artwork subjects the Fund to valuation risk.
The Fund is subject to valuation risk. Valuation risk is the risk that Artwork in which the Fund invests are priced incorrectly. This may occur due to factors such as incomplete data, market instability, human error or the inherently imprecise nature of valuing Artwork given the illiquid nature of the asset class and limited sales information that would allow for price discovery. The Adviser intends to address this by employing a rigorous fair valuation process, with oversight from the Trust’s Board of Trustees, that is designed to take into account all relevant information that may bear on the fair value of Artwork. Masterworks, other similar platforms and Masterworks AS may provide the Fund with certain inputs or information (e.g., information on auction sales) that the Adviser may consider in determining the fair value of Artwork held by the Fund. While The Adviser may consider inputs provided by Masterworks, other similar platforms and Masterworks AS, it does not rely on such inputs and takes into consideration a variety of factors and inputs from other sources in determining the fair value of Artwork held by the Fund. There is the risk that Artwork in which the Fund invests are priced incorrectly due to issues arising from potential conflicts of interests of the Adviser, Masterworks, other similar platforms or Masterworks AS with respect to fair valuation of Artwork. In providing inputs for making fair valuation determinations, Masterworks or other similar platforms may be subject to potential conflicts of interest due to certain incentives to provide inputs or information that result in higher valuations of Artwork as a general matter given their interest in seeing Artwork as an asset class perform well. The Adviser and the Fund have adopted compliance policies and procedures with respect to fair valuation process that are designed to avoid and mitigate potential conflicts of interest. If the Fund ascribes a higher value to assets and their value subsequently drops or fails to rise because of market factors, returns on the Fund’s investment may be lower than expected and investors could experience losses.
The Fund’s investments are generally expected to be fair valued by the Adviser Valuation Committee as defined under, and in accordance with the procedures described under, “Determination of Net Asset Value” below. Such fair valuations may take into account information provided by third-party service providers or valuation agents. There is no assurance that the Fund could sell Artwork for the value established for it at any time and it is possible that the Fund would incur a loss because Artwork is sold at a discount to its established value. For non-cash
generating assets, such as fine art, valuation is heavily reliant on an analysis of publicly available sales history of similar artwork. Experts often differ on which historical sales are comparable and the degree of comparability and the data set used is not comprehensive because private sales data is generally unavailable. If assets are mispriced, shareholders could lose money upon sale in connection with a periodic repurchase offer or could pay too much for Shares purchased.
An investment in Artwork is subject to various risks, any of which could materially impair the value of the Artwork in the Fund or in the Artwork Companies and the market value of the Shares.
Investing in Artwork is subject to the following risks:

•
Authenticity
. Claims with respect to the authenticity of a work may result from incorrect attribution, uncertain attribution, lack of certification proving the authenticity of the artwork, forgery of a work of art, or falsification of the artist’s signature. The Fund and Artwork Companies generally obtain representations of authenticity from sellers, but these representations may not effectively eliminate the risk.

•
Provenance
. Claims related to provenance, or history of ownership, allege that an artwork has an uncertain or false origin. Buyers may also negatively perceive some elements of the prior ownership history. With respect to the Artwork, buyers may negatively perceive the Fund’s ownership or the ownership of Artwork Companies in the Artwork when considering a purchase.

•
Condition
. The physical condition of an artwork over time is dependent on technical aspects of artistic workmanship, including the materials used, the manner and skill of application, handling and storage and other factors.

•
Physical Risks
. The Artwork is subject to potential damage, destruction, devastation, vandalism or loss as a result of natural disasters (flood, fire, hurricane), crime, theft, illegal exportation abroad, etc. While the Fund (with respect to Whole Artwork) and the Artwork Companies (with respect to Artwork they hold) will maintain insurance coverage to protect against such risks, such insurance coverage may be inadequate to fully compensate the Fund or an Artwork Company should this risk materialize.

•
Legal Risks.
Ownership of the Artwork is prone to a variety of legal challenges, including challenges to title, nationalization, purchase of work of art from unauthorized person, money laundering, violation of legal regulations and restitution issues. Purchasing from major auction houses and reputable galleries can reduce, but not eliminate, these risks.

•
Market Risks.
The art market is prone to change due to a variety of factors, including changes in transaction costs, substantial changes in fees, tax law changes, export licenses, changes in legal regulations, changes in attitudes toward art as an investment, changes in tastes, and changes in supply, such as the liquidation of a major collection.

•
Economic Risks.
Because the demand for art is largely driven by wealthy individuals, economic events impacting the wealth of such individuals may impact the demand for art and therefore the value of art.

•	Fraud Risk . The art market is prone to abusive practices, including price manipulation, disguised agencies, and lack of transparency.
Although Stone Ridge, Masterworks and potentially other Fund service providers will conduct due diligence in connection with any purchase of Artwork by the Fund or any Artwork Company, no amount of due diligence can completely insulate a buyer against these risks and if any of these risks materialize, the value of the Artwork may decline, and the value of the Shares would be adversely affected.
The Fund and Artwork Companies may not be able to find buyers for the Artwork at reasonable prices.
Art can be a highly illiquid asset and objects can go unsold when sent to auction. Even in the event that the Fund or an Artwork Company attempts to sell Artwork, the Fund cannot guarantee that there will be a buyer at any reasonable price. Additionally, if the Artwork does go to an auction sale and is not sold, such failure could reduce the value of the Artwork in the marketplace and make it more difficult to sell in the future. As an additional source of potential liquidity, the Fund may sell its Whole Artwork through a transaction on the Masterworks Platform, or another similar platform, whereby the Whole Artwork would be sold to an Artwork Company and the Fund may retain a portion of its investment in such Whole Artwork by receiving Artwork Company interests or may receive cash or some combination of Artwork Company interests and cash. In such a transaction, the Artwork Company would pay the Fund for the Whole Artwork with cash and/or its shares in an amount equal to the fair value of the Whole Artwork, less any fees, commissions and other expenses incurred in connection with such transactions, which may be significant. While providing another source of potential liquidity for the Fund, this option may subject the Fund to additional transaction costs and the ability to utilize this option is dependent on investor demand for Artwork Companies, and other market conditions.
Artwork may be sold at a loss
.
Any sale of Artwork could be executed at an inopportune time and potentially at a loss. The Fund and Artwork Companies in which the Fund invests intend to hold Artwork for an extended period of time. However, the Fund may elect to sell at a loss if it is determined that such a transaction would be necessary to meet its repurchase obligations or in the event of a liquidation of the Fund. Circumstances may arise that may compel the Fund or Artwork Companies to sell the Artwork at an inopportune time and potentially at a loss, such as if the Fund or such Artwork Company faces litigation or regulatory challenges. Investors should be prepared to hold their Shares for an indefinite period of time, as there can be no assurance that the Shares can ever be resold or that Artwork can ever be sold or that sale of all Artwork would occur at a price that would result in a profit for the Fund.
Masterworks is a relatively new company that has a limited track record.
Masterworks launched in 2017 and therefore has a limited history from which to judge its performance and business model. There can be no assurances of the future success of the Masterworks business model or online platform.
Masterworks’, or other similar platforms’, retail-oriented business may be susceptible to the stresses of the current economic environment
. As a retail-oriented business, the ability for Masterworks or other similar platforms to sell Regulation A Securities or to obtain or sell art may be affected by the overall economic environmental factors, including general economic, political or financial market conditions; investor sentiment and market perceptions (including perceptions about monetary policy, interest rates, inflation or the risk of default); government actions (including protectionist measures, intervention in the financial markets or other regulation, and changes in fiscal, monetary or tax policies);
geo-political
events or changes (including natural disasters, epidemics or pandemics, terrorism and war); and factors related to a specific geography, industry or sector. Foreign financial markets have their own market risks, and they may be more or less volatile than U.S.
markets and may move in different directions. During those periods, the value of the Fund’s investments may experience high levels of volatility and the Fund may have to sell Artwork at times when it would otherwise not do so, and at unfavorable prices. Volatility in financial markets also may cause the Fund to experience increased levels of repurchase requests. These risks may be exacerbated during economic downturns or other periods of economic stress.
The costs associated with investing in and maintaining Artwork, particularly Whole Artwork, may detract from Fund performance
. As explained further in the “Cash Positions and Temporary Defensive and Interim Investments” section of the prospectus, the Fund will need to hold certain amounts of cash or cash equivalents to cover maintenance and insurance costs and fees, and such cash or cash-equivalent holdings may detract from Fund performance. While all commercial mutual funds have costs and/or fees, those costs and fees mean that if the value of the Fund’s assets remain stagnant, the Fund will operate at a loss.
Artwork Companies in which the Fund invests have limited liquidity, and the Fund cannot make decisions regarding whether to hold or sell Artwork Company Artwork.
The Artwork Companies in which the Fund invests are currently illiquid investment vehicles, and the Fund’s ability to sell Artwork Company investments may be limited by various factors, including, for example, legal restrictions on resale, limited secondary market trading volumes (if any), and other factors that limit liquidity and the demand for Artwork Companies. For example, the transfers of interests purchased in Artwork Company offerings sponsored by Masterworks, or other similar platforms, other than those transfers required by operation of law, are only permitted on a trading platform approved by Masterworks, or other similar platforms, or in privately negotiated transactions approved by the issuer. The Artwork Companies in which the Fund invests are managed by a third-party art management firm and a board of managers that is unaffiliated with the Fund or the Adviser, and that third-party firm has control over decisions with respect to when to continue to hold Artwork and when to sell such Artwork. The Fund does not have any input into decisions with respect to whether an Artwork Company in which the Fund invests should hold or sell Artwork held by the Artwork Company. Accordingly, an Artwork Company may determine to continue to hold Artwork at a time when the Fund or the Adviser believes it should sell such Artwork or may determine to sell Artwork at a time the Fund or the Adviser believes it should continue to hold such Artwork. This inability to make investment decisions with respect to certain Artwork held by the Fund indirectly through Artwork Companies may limit the ability of the Fund to achieve its investment objective or meet the Fund’s liquidity needs. The Artwork Companies and the Artwork held by the Artwork Companies are not subject to the protections of the 1940 Act or the Investment Advisers Act of 1940.
The Fund could be exposed to losses in the event of title or authenticity claims.
The buying and selling of artwork can involve potential claims regarding title, provenance and or authenticity of the artwork. Authenticity risk related to works of art may result from incorrect attribution, uncertain attribution, lack of certificate proving the authenticity of the artwork, purchase of a non-authentic
artwork, or forgery. In the event of a title or authenticity claim against the Fund or an Artwork Company by a buyer of Artwork from the Fund or the Artwork Company, the Fund or such Artwork Company, as applicable, would seek recourse against the seller of the Artwork pursuant to authenticity and title representations obtained at the time of purchase, but a claim could nevertheless expose the Fund to losses. A title or authenticity claim may result in a decline in the value of the Artwork held by the Fund, which may adversely impact the value of Fund Shares.
Ownership of an artist’s work may be concentrated, and any large-scale divestiture of a collection could negatively affect prices.
If any major collector were to liquidate a large number of paintings by a particular artist, the supply and demand dynamic could shift materially. A significant increase in the number of paintings by such artist available for sale could reduce prices.
Artwork could be subject to damage, theft or deterioration in condition, which could have a material adverse effect on the value of the Artwork.
The Fund plans to store the Artwork in a protected environment with security measures, but no amount of security can fully protect a painting from damage or theft. The damage or theft of valuable property, despite these security measures could have a material adverse impact on the value of the Artwork and, consequently, the value of the Shares. The Fund (with respect to Whole Artwork) and
Artwork Companies (with respect to Artwork they hold) generally expect to maintain insurance covering the risks of damage or loss events with respect to such Artwork adequate to restore the economic value of the Artwork should such a damage or loss event occur, and expect to periodically adjust the coverage limits on such insurance policies to reflect changes in the market values of the covered Artwork. However, there can be no assurance that any such coverage and the proceeds received for a damage/loss event would be adequate to restore the economic value of the Artwork, which could decrease the value of the Artwork held by the Fund. Although insurance coverage maintained by the Fund is not expected to cover title or authenticity claims, if such a claim were to arise, the Fund and/or the applicable Artwork Companies are expected to have contractual recourse against the seller from whom the Artwork was acquired and from whom the Fund and/or Artwork Companies will obtain representations of authenticity from. However, there can be no assurance that such contractual recourse would be adequate to make the Fund whole for any associated losses.
The Fund
’
s Whole Artwork generally will be custodied with a
third-party
service provider in a secure warehouse facility.
The Fund’s Whole Artwork holdings will be custodied with a third party service provider in secure warehouse facilities that the Adviser believes will mitigate the risk of loss or damage to such Whole Artwork. However, there can be no assurances that Whole Artwork stored in these facilities will not suffer damages or other losses. The Fund generally expects to maintain insurance for damage/loss events for its Whole Artwork when insurance coverage is commercially reasonable, but there can be no assurances that any such coverage and the proceeds received for a damage/loss event would be adequate to restore the economic value of the Whole Artwork, which could decrease the value of the Whole Artwork held by the Fund. Furthermore, certain scenarios that could lead to damages or loss of the Whole Artwork may not be covered under the applicable insurance policy. The Fund has adopted policies and procedures addressing the Fund’s Whole Artwork custodial arrangements that are designed to mitigate the risks of physical loss or damage to its Whole Artwork, but there can be no assurance these measures will be successful.
Changes in opinions by experts in the artwork regarding authenticity could reduce or eliminate the value of the Artwork.
Authenticity is often determined by art experts, and opinions often matter more than scientific data. If a well-respected art expert were to opine negatively on the authenticity of any of the Artwork in the Fund, it could reduce or eliminate the value of the Artwork.
Insurance coverage for the Artwork may be inadequate, does not cover title claims and may not cover all possible contingencies, exposing the Fund to losses resulting from the damage or loss of the Artwork.
The Fund (with respect to Whole Artwork) and Artwork Companies (with respect to Artwork they hold) generally expect to maintain insurance covering the risks of damage or loss events with respect to such Artwork adequate to restore the economic value of the Artwork should such a damage or loss event occur. The Fund aims to maintain insurance at scheduled values which, at any given point in time may be below fair market value and therefore insurance proceeds may be insufficient to recoup all losses. In addition, the Fund’s art insurance coverage does not cover title claims and may expressly exclude damage caused by force majeure and certain other potential loss scenarios. Accordingly, in the event of a successful claim that the Fund does not have valid title and ownership to the Artwork, the Fund would rely solely on the representations obtained from the seller to compensate it for such losses, which may prove to be inadequate. In addition, uncovered damage or destruction of any of the Artwork in the Fund that is not fully covered by insurance could have a material adverse impact on the value of the Shares.
Industry sales cycles are unpredictable.
Purchase behavior by collectors is unpredictable. Adverse economic conditions may create a downturn in art collectors’ demand for art or ability to buy art, which would negatively affect the Fund’s and Artwork Companies’ ability to sell its Artwork. As outlined in the “Artwork Selection” above, the Fund intends to invest in Artwork that meets certain criteria. The Fund cannot guarantee those styles of Artwork will match or outperform other categories of art. Shifting art trends could result in reduced profitability or a loss upon the sale of any or all of the Artwork in the Fund.
Purchasing Artwork in privately negotiated transactions may involve greater risk than purchasing Artwork at public auction.
There are differences between purchasing Artwork in a private transaction and purchasing at a public auction. Auctions are generally conducted by large companies that may perform higher levels of research and due diligence than private galleries or agents. Auction houses may have greater financial and other resources as compared to private galleries and agents. Accordingly, if an authenticity claim were to arise, an auction house may have greater financial resources (and or higher levels of insurance coverage) to be able to address such claims than private galleries or agents. By contrast, private galleries and agents are largely unregulated and operate under general legal principles of agency which do not necessarily require the level of fairness, transparency and disclosure that apply to public auctions. Accordingly, there may be higher risks attendant to purchasing Artwork in privately negotiated transactions.

Risk of Investments in Other Pooled Investment Vehicles [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risk of Investments in Other Pooled Investment Vehicles.
Investing in another pooled investment vehicle exposes the Fund to all of the risks of that vehicle’s investments. The Fund bears its pro rata share of the expenses of any such vehicle, in addition to its own expenses. The values of other pooled investment vehicles are subject to change as the values of their respective component assets fluctuate. The Fund’s investments in such vehicles will be dependent upon the investment and research abilities of persons other than the Adviser.

Borrowing and Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Borrowing and Leverage Risk.
The Fund and its Subsidiaries intend to obtain financing to make investments and/or to fund Share repurchases. Such use of borrowing results in leverage, which magnifies the Fund’s exposure to declines in the value of any Artwork acquired through such borrowing or creates investment risk with respect to a larger pool of assets than the Fund would otherwise have and may be considered a speculative technique. For example, if the Fund obtains structural leverage that finances its investments, a decrease in the value of those investments will negatively impact the Fund’s net asset value to a greater extent than if the Fund had not used leverage. The value of an investment in the Fund will be more volatile and other risks tend to be compounded if and to the extent that the Fund borrows or uses investments that have embedded leverage. Engaging in such transactions may cause the Fund to liquidate its investments when it may not be advantageous to do so to satisfy its obligations. The Fund may enter into borrowing arrangements with the Adviser or an affiliate of the Adviser on an unsecured basis (at an interest rate at or below the market interest rate at the time the borrowing arrangement is entered into) or the Adviser may guarantee a loan made to the Fund by a third party to finance investments or to address general timing mismatches related to cash flows. Any such borrowings from the Adviser or its affiliate, or from a third party lender, like the use of other borrowing arrangements, increases the Fund’s exposure to the decline in the value of any investments acquired through such borrowing.
Market conditions may unfavorably impact the Fund’s ability to secure borrowings on favorable or commercially feasible terms. Although the Fund’s borrowings are typically secured by investments held by the Fund, such borrowings may be on a secured or unsecured basis, and at fixed or variable rates of interest. Borrowing will also cost the Fund interest expense and other fees. The costs of borrowing will reduce the Fund’s return. Unless the rate of return, net of applicable Fund expenses, on the Fund’s investments exceeds the costs to the Fund of the leverage it utilizes, the investment of the Fund’s net assets attributable to leverage will generate less income than will be needed to pay the costs of the leverage and the facility fees that the Fund pays, resulting in a loss to the Fund even if the rate of return on those assets is positive. To the extent the Fund is able to secure financing, fluctuations in interest rates could increase the costs associated with the Fund’s use of certain forms of leverage, and such costs could reduce the Fund’s return.
The 1940 Act requires a
closed-end
fund to have asset coverage of not less than 300% of the value of the outstanding amount of senior securities representing indebtedness (as defined in the 1940 Act) at the time of the indebtedness issuance and generally requires a closed-end
fund to make provision to prohibit the declaration of any dividend (except a dividend payable in stock of the fund) or distribution on the fund’s stock or the repurchase of any of the fund’s stock, unless, at the time of the declaration or repurchase, there is asset coverage of at least 300%, after deducting the amount of the dividend, distribution or purchase price, as the case may be. To satisfy 1940 Act requirements in connection with leverage or to meet obligations, the Fund may be required to dispose of portfolio instruments when such disposition might not otherwise be desirable. Engaging in such transactions may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

Because, as discussed in more detail under “Illiquidity Risk” below, the Fund’s portfolio will be substantially illiquid, any such disposition or liquidation could result in losses to the Fund. There can be no assurances that the Fund’s use of leverage will be successful.
The Fund’s ability to obtain leverage through borrowings is dependent on its ability to establish and maintain appropriate lines of credit or other borrowing facilities. The above-described risks associated with leverage arise from leverage that the Fund obtains directly as well as from leverage the Fund obtains indirectly through its Subsidiaries or through investments in Artwork Companies that enter into borrowing or other arrangements to finance their Artwork investments. The Fund’s borrowings may be secured by investments held by Subsidiaries of the Fund. The Subsidiaries of the Fund that pledge investments to secure the Fund’s borrowings are typically separate bankruptcy-remote entities formed for the purpose of holding specific securities and pledging those securities to secure the Fund’s borrowing. The assets of any such Subsidiary are not available to other creditors, or to any other Subsidiary or the Fund, except to the extent of permitted distributions made to the Fund.
Although the Fund’s borrowings are typically secured by investments held by the Fund, such borrowings may be on a secured or unsecured basis, and at fixed or variable rates of interest. Borrowing gives rise to interest expense and may require the Fund to pay other fees. The costs of borrowing will reduce the Fund’s return. Unless the rate of return, net of applicable Fund expenses, on the Fund’s investments exceeds the costs to the Fund of the leverage it utilizes, the investment of the Fund’s net assets attributable to leverage will generate less income than will be needed to pay the costs of the leverage and the facility fees that the Fund or its Subsidiaries pay, resulting in a loss to the Fund even if the rate of return on those assets is positive. The Fund’s ability to obtain leverage through borrowings is dependent on its ability to establish and maintain appropriate lines of credit or other borrowing facilities. The Fund’s borrowings may impose financial and operating covenants that restrict the Fund’s business activities, including limitations that could hinder the Fund’s ability to make additional investments and/or to fund Share repurchases. Market conditions may unfavorably impact the Fund’s or its Subsidiaries’ ability to secure borrowings on favorable or commercially feasible terms.
Effects of Leverage.
Assuming that senior securities represent approximately 12.97% of the Fund’s total assets (including the amounts of such senior securities) and that the Fund bears expenses relating to such senior securities at an annual effective interest rate of 0% (based on interest rates for such senior securities as of a recent date), the annual return that the Fund’s portfolio must experience (net of expenses) in order to cover the costs of such senior securities would be approximately 0%. These figures are merely estimates based on current market conditions, used for illustration purposes only. Actual expenses associated with senior securities used by the Fund may vary frequently and may be significantly higher or lower than the rate used for the example above.
The following table is furnished in response to requirements of the Commission. It is designed to illustrate the effects of the Fund’s leverage due to senior securities on corresponding Share total return, assuming investment portfolio total returns (consisting of income and changes in the value of investments held in the Fund’s portfolio) of
-10%,
-5%,
0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns expected to be experienced by the Fund. The table further assumes that the Fund’s senior securities represent approximately 12.97% of the Fund’s total assets (including such senior securities) and an annual rate of interest of 0% (as discussed above). Your actual returns may be greater or less than those appearing below.

Assumed Return on Portfolio (Net of Expenses)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Corresponding Share Total Return	(11.30)%	(5.65)%	(0.00)%	5.65%	11.30%
Corresponding Share total return is made up of two elements — the Share dividends paid by the Fund (the amount of which is largely determined by the net investment income of the Fund after paying interest expenses on the Fund’s senior securities) and gains or losses on the value of the securities the Fund owns.
The Fund currently uses leverage (whether through the use of senior securities or otherwise) to make investments and to fund Share repurchases and may consider other potential uses in the future. The Fund’s willingness to use leverage, and the extent to which leverage is used at any time, will depend on many factors, including Stone Ridge’s assessment of the yield curve environment, interest rate trends, market conditions, and other factors.

Illiquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Illiquidity Risk.
The Fund may invest without limitation in illiquid investments. Artwork is generally an illiquid asset class. Illiquidity risk is the risk that the investments held by the Fund may be difficult or impossible to sell at the time that the Fund would like without significantly changing the market value of the investment.
The Fund and Artwork Companies may not be able to find buyers for the Artwork at reasonable prices, and Artwork can go unsold when sent to auction. Even in the event that the Fund or an Artwork Company attempts to sell Artwork, the Fund cannot guarantee that there will be a buyer at any reasonable price. Additionally, if the Artwork does go to an auction sale and is not sold, such failure could reduce the value of the Artwork in the marketplace and make it more difficult to sell in the future. As an additional source of potential liquidity, the Fund may sell its Whole Artwork through a transaction on the Masterworks Platform, or another similar platform, whereby the Whole Artwork would be sold to an Artwork Company and the Fund may retain a portion of its investment in such Whole Artwork by receiving Artwork Company interests or may receive cash or some combination of Artwork Company interests and cash. In such a transaction, the Artwork Company would pay the Fund for the Whole Artwork with cash and/or its shares in an amount equal to the fair value of the Whole Artwork, less any fees, commissions and other expenses incurred in connection with such transactions, which may be significant. While providing another source of potential liquidity for the Fund, this option may subject the Fund to additional transaction costs and the ability to utilize this option is dependent on investor demand for Artwork Companies, and other market conditions.
The Fund expects to acquire Artwork Company investments in primary Regulation A offerings, and the Fund also may buy or sell Artwork Company investments in privately negotiated secondary transactions or on alternative trading systems on which such shares may be traded, such as on a secondary market sponsored by Masterworks or another artwork platform sponsor. The Fund may also exercise its rights to qualify the resale of Artwork Company interests pursuant to Regulation A. The Fund will have limited redemption rights from an Artwork Company and its ability to sell Artwork Company interests could be adversely affected by various factors, including limited trading volumes or legal restrictions. While certain Artwork Company interests may trade in a secondary market in the future, there is no assurance that any secondary trading market will develop or provide sufficient liquidity for the Fund to be able to liquidate its holdings of an Artwork Company.
The Fund’s ability to realize full value in the event of the need to liquidate certain assets may be impaired and/or result in losses to the Fund. The Fund may be unable to sell its investments, even under circumstances when the Adviser believes it would be in the best interests of the Fund to do so. Illiquid investments may also be difficult to value and their pricing may be more volatile than more liquid investments, which could adversely affect the price at which the Fund is able to sell such instruments. Illiquidity risk also may be greater in times of financial stress. The risks associated with illiquid instruments may be particularly acute in situations in which the Fund’s operations require cash (such as in connection with repurchase offers) and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid investments.

Government Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Government Securities Risk.
The Fund may invest in securities issued or guaranteed by the U.S. government (including U.S. Treasury obligations that differ in their interest rates, maturities and times of issuance) or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, risks related to changes in interest rates and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Risk.
The value of the Fund’s investments may decline due to general economic conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic or political conditions throughout the world, inflation, changes in interest or currency rates or adverse investor sentiment generally. The value of the Fund’s investments also may decline because of factors that affect the market for
Post-War
and/or Contemporary Art.
Additionally, the Fund’s performance may be negatively impacted by current market factors such as military conflicts abroad, global supply chain issues, inflation and global pandemics, like the
COVID-19
outbreak.

Management and Operational Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Management and Operational Risk.
The Fund is subject to management risk because it relies on the Adviser’s ability to achieve its investment objective. The Fund runs the risk that the Adviser’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. The Adviser and other Fund service providers may fail to make Artwork investments that produce returns sufficient to cover the costs of the Fund’s operations and the costs associated with holding Artwork.
The Fund also is subject to the risk of loss as a result of other services provided by the Adviser and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error and cyber attacks, disruptions and failures affecting, or by, a service provider.

Operational and Technology Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Operational and Technology Risk.
Because the Fund depends on electronic systems maintained by the Custodian and other Fund service providers and their affiliates to maintain records, evidence ownership of the Fund’s investments, appropriately safeguard such investments and to service and administer such investments, the Fund is vulnerable to the risks associated with such electronic systems, including, among others: power loss, computer systems failures and internet, telecommunications or data network failures; operator negligence or improper operation by, or supervision of, employees; physical and electronic loss of data or security breaches, misappropriation and similar events; computer viruses; cyber attacks, intentional acts of vandalism and similar events; and hurricanes, fires, floods and other natural disasters.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives Risk
. The Fund may invest in futures contracts or forward contracts in order to hedge its exposure to foreign exchange risks that arise as a result of its investments. The Fund also may gain investment exposure to Whole Artwork through forwards or swaps, including prepaid forward contracts. If the Fund gains exposure to Whole Artwork through forwards or swaps, including prepaid forward contracts, the Fund generally expects to hold such derivatives through one or more Subsidiaries, but the Fund also may enter into such derivatives directly. The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Derivatives involve the risk that changes in their value may not move as expected relative to changes in the value of the underlying investment they are designed to track. See the Statement of Additional Information for additional information of the various types and uses of derivatives in the Fund’s strategies.
Certain derivatives in which the Fund may invest trade
over-the-counter
(“OTC”), which means that they are not traded on exchanges or standardized; rather, banks and dealers act as principals in these markets negotiating each transaction on an individual basis. There have been periods during which certain banks or dealers have refused to quote prices for OTC derivatives contracts or have quoted prices with an unusually wide spread between the price at which they are prepared to buy and the price at which they are prepared to sell. There is no limitation on the daily price movements of OTC derivatives. Principals in the OTC derivatives markets have no obligation to continue to make markets in the OTC derivatives traded.
The Fund may be required to provide more margin for its derivatives investments during periods of market disruptions or stress. Derivatives also present other risks described herein, including market risk and illiquidity risk. OTC derivatives are generally highly illiquid. The Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. The Adviser may decide not to use derivatives to hedge or otherwise reduce the Fund’s risk exposures, potentially resulting in losses for the Fund.
Many derivatives have embedded leverage (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position). Derivatives in which the Fund may invest may have embedded leverage, depending on their specific terms. As a result, adverse changes in the value or level of the underlying investment may result in a loss substantially greater than the amount invested in the derivative itself. See “— Borrowing and Leverage Risk” above.
The Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund.
When entering into derivatives transactions, the Fund is typically required to post margin. Significant market movements may result in the Fund being required to post comparatively large initial or ongoing margin amounts with counterparties and may require that the Fund post additional margin on short time frames, potentially requiring the Fund to sell other assets at inopportune times and/or to close derivatives positions prematurely, either of which could cause the Fund to suffer losses.
In connection with entering into certain types of derivatives transactions (e.g., options and futures contracts), the Fund may post margin directly to a broker or futures commission merchant (“FCM”), which will typically re-hypothecate
that margin (i.e., use the margin posted by the Fund for its own transactions, including as collateral in another transaction by the broker or FCM) to a clearinghouse or another broker or FCM. Prior to re-hypothecation,
margin so posted may be held in commingled accounts with margin from other clients of that broker or FCM. The margin maintained by these brokers and FCMs is not subject to the regulatory protections provided by bank custody arrangements commonly employed by investment companies. If margin posted to a broker or FCM is re-hypothecated,
neither the Fund nor the broker or FCM, as applicable, will have possession of the margin. Margin posted by the Fund to a broker or FCM is exposed to the credit risk and fraud risk of that broker or FCM. There is generally no limit on the amount of margin that the Fund may post directly to a single broker or FCM or to all brokers and FCMs, and the Fund typically posts a significant portion of its assets in this manner. As a result, at any time the Fund may have substantial credit exposure to one or more brokers and/or FCMs. In the event of the insolvency or liquidation of a broker or FCM to whom the Fund has posted collateral, the Fund is likely to experience substantial delays in recovering its margin, or it may not be able to recover it at all. Any inability or unwillingness of a broker or FCM to meet its obligation to return margin to the Fund, including by reason of insolvency or liquidation, or any improper activity involving such broker or FCM would likely result in a substantial loss to the Fund. In some foreign
(non-U.S.)
markets, brokerage arrangements may provide significantly less protection than in the U.S., potentially exposing the Fund to credit and other risks that it does not have in the U.S
Rule 18f-4 provides for the regulation of a registered investment company’s use of derivatives and certain related instruments. Funds that use derivatives to a limited extent, such as the Fund, are generally required by Rule 18f-4 to adopt policies and procedures reasonably designed to manage the fund’s derivatives risk. As a result, to the extent the Fund uses derivatives, it will comply with the relevant requirements of Rule 18f-4. Rule 18f-4 restricts the Fund’s ability to engage in certain derivatives transactions, which could adversely affect the value or performance of the Fund.
Specific risks involved in the use of certain types of derivatives in which the Fund may invest include:
Forwards Risk
. Forward contracts are subject to some of the same risks as futures described above. However, forwards are not traded on exchanges and are not standardized; rather, banks and dealers act as principals in these markets negotiating each transaction on an individual basis. Trading in forward contracts is generally unregulated. There is no limitation on the daily price movements of forward contracts. Principals in the forward markets have no obligation to continue to make markets in the forward contracts traded. There have been periods during which certain banks or dealers have refused to quote prices for forward contracts or have quoted prices with an unusually wide spread between the price at which they are prepared to buy and that at which they are prepared to sell. Disruptions can occur in the forward markets because of unusually high trading volume, political intervention or other factors. For example, the imposition of credit controls by governmental authorities might limit forward trading, to the possible detriment of the Fund. Prepaid forward contracts, which require the buyer to pay the seller the forward price at the time the parties enter into the contract or at a date earlier than the settlement date, are subject to some of the same risks as other forward contracts described here.
Swaps Risk
. The use of swaps involves investment techniques and risks that are different from those associated with portfolio security transactions. These instruments typically are not traded on exchanges; under recently adopted rules and regulations, however, transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared (“cleared swaps”). For OTC swaps, there is a risk that the other party to certain of these instruments will not perform its obligations to the Fund or that the Fund may be unable to enter into offsetting positions to terminate its exposure or liquidate its position under certain of these instruments when it wishes to do so. Such occurrences could result in losses to the Fund. For cleared swaps, the Fund’s counterparty is a clearinghouse rather than a bank or broker. Since the Fund is not a member of the clearinghouses and only members of a clearinghouse (“clearing members”) can participate directly in the clearinghouse, the Fund holds cleared swaps through accounts at clearing members. In cleared swaps, the Fund makes payments (including margin payments) to and receives payments from a clearinghouse through its account at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearinghouse.
In some ways, cleared swap arrangements are less favorable to funds than bilateral arrangements. For example, the Fund may be required to provide more margin for cleared swaps positions than for bilateral derivatives positions. Also, in contrast to a bilateral derivatives position, following a period of notice to the Fund, a clearing member generally can require termination of an existing cleared swap position at any time or an increase in margin requirements above the margin that the clearing member required at the beginning of a transaction. Clearinghouses also have broad rights to increase margin requirements for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearinghouse could interfere with the ability of the Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose the Fund to greater credit risk to its clearing member because margin for cleared swaps positions in excess of a clearinghouse’s margin requirements typically is held by the clearing member. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearinghouses, and it is not clear how an insolvency proceeding of a clearinghouse would be conducted and what impact an insolvency of a clearinghouse would have on the financial system. The Fund might not be fully protected in the event of the bankruptcy of the Fund’s clearing member because the Fund would be limited to recovering only a pro rata share of the funds held by the clearing member on behalf of customers for cleared derivatives. Although a clearing member is required to segregate assets from customers with respect to cleared derivatives positions from the clearing member’s proprietary assets, if a clearing member does not comply with the applicable regulations, or in the event of fraud or misappropriation of customer assets by a clearing member, the Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the assets held by the clearing member.
Also, the Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that the Adviser expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and loss of hedging protection. In addition, the documentation governing the relationship between the Fund and clearing members is drafted by the clearing members and generally is less favorable to the Fund than typical bilateral derivatives documentation.
Additionally, some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs and risks for the Fund. For example, swap execution facilities typically charge fees, and if the Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, the Fund may be required to indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility.
The U.S. government and the European Union have adopted mandatory minimum margin requirements for bilateral derivatives. As a general matter, under such requirements, the Fund’s transactions are subject to variation margin requirements and, depending on the aggregate notional value of bilateral derivatives entered into by the Fund, initial margin requirements may apply in the near future. Such requirements could increase the amount of margin the Fund needs to provide in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive.
These and other new rules and regulations could, among other things, further restrict the Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund, increasing margin or capital requirements or otherwise limiting liquidity or increasing transaction costs. Certain aspects of these regulations are still being implemented, so their potential impact on the Fund and the financial system is not yet known. While the regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Fund to new kinds of costs and risks.
Swap agreements may be subject to contractual restrictions on transferability and termination and they may have terms of greater than seven days. The Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund under the swap).

Subsidiary Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Subsidiary Risk.
By investing through its Subsidiaries, the Fund is exposed to the risks associated with the Subsidiaries’ investments. The Subsidiaries are not registered as investment companies under the 1940 Act and are not subject to all of the investor protections of the 1940 Act, although each Subsidiary is managed pursuant to the compliance policies and procedures of the Fund applicable to it. Changes in the laws of the United States and/or the jurisdiction in which a Subsidiary is organized could result in the inability of the Fund and/or such Subsidiary to operate as described in this prospectus and could adversely affect the Fund.

Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Tax Risk.
The Fund has elected to be treated as a RIC under Subchapter M of the Code and intends each year to qualify and to be eligible to be treated as such. In order to qualify for such treatment, the Fund must derive at least 90% of its gross income each taxable year from qualifying income, meet certain asset diversification tests at the end of each fiscal quarter, and distribute at least 90% of its investment company taxable income for each taxable year. The Fund’s investment strategy will potentially be limited by its intention to qualify for treatment as a RIC. The tax treatment of certain of the Fund’s investments under one or more of the qualification or distribution tests applicable to RICs is not certain. An adverse determination or future guidance by the IRS or a change in law might affect the Fund’s ability to qualify for such treatment.

If, in any year, the Fund were to fail to qualify for treatment as a RIC under the Code for any reason, and were not able to cure such failure, the Fund would be treated as a “C corporation” under the Code and, as such, would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt
income and net long-term capital gains, would be taxable to shareholders as dividend income. The Fund may be required to recognize taxable income in circumstances in which the Fund does not receive a corresponding payment in cash. As a result, the Fund may have difficulty meeting the annual distribution requirement necessary to qualify for and maintain its qualification as a RIC under the Code. The Fund may have to sell some of its investments at times and/or at prices the Fund would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If the Fund is not able to obtain cash from other sources, the Fund may fail to qualify for or maintain RIC tax treatment and thus become subject to corporate-level income tax.

Distributions Not Guaranteed [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Distributions Not Guaranteed.
The Fund does
no
t anticipate paying Fund shareholders distributions on any regular schedule or in any fixed amount. The Fund cannot assure Shareholders that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or any cash distributions. The Fund’s ability to pay distributions may be adversely affected by the impact of the risks described in this Prospectus. All distributions will depend on the Fund’s earnings from any potential Artwork dispositions, its financial condition, and such other factors as the Board may deem relevant from time to time.

Repurchase Offers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Repurchase Offers Risk.
As described under “Periodic Repurchase Offers” below, the Fund is an “interval fund.” In order to provide liquidity to shareholders, the Fund, subject to applicable law, conducts quarterly repurchase offers of the Fund’s outstanding Shares at NAV, subject to approval of the Board. In all cases such repurchase offers will be for at least 5% and not more than 25% of its outstanding Shares at NAV, pursuant to Rule
23c-3
under the 1940 Act. The Fund believes that these repurchase offers are generally beneficial to the Fund’s shareholders, and repurchases generally are funded from available cash or sales of portfolio instruments, which are substantially illiquid. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or may force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio instruments (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. In compliance with its procedures, the Fund, to the extent possible, generally expects to hold at least 5% of net assets in cash or other liquid assets during the repurchase offer window to meet its repurchase obligations. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. Although the Fund’s investments are illiquid and the market for its investments is limited, the Fund believes that it would be able to find willing buyers for investments if such sales were ever necessary. Because the Fund may employ investment leverage, repurchases of Shares compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their Shares by increasing the Fund’s expenses and reducing any net investment income. If a repurchase offer is oversubscribed the Fund will repurchase the Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. A shareholder may be subject to market and other risks, and the NAV of Shares tendered in a repurchase offer ma
y decline between the Repurchase Request Deadline and the date on which the NAV for tendered Shares is determined. In addition, the repurchase of Shares by the Fund may be a taxable event to shareholders.

Portfolio Turnover [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Portfolio Turnover.
A change in the securities held by the Fund is known as “portfolio turnover.” A higher portfolio turnover rate may indicate higher transaction costs, which can reduce the Fund’s performance, and may result in higher taxes when Shares are held in a taxable account. Portfolio turnover will not be a limiting factor as
Artwork is permitted to be sold without regard to the time it has been held when, in the opinion of Stone Ridge, investment considerations warrant such action. Given that the Fund and the Artwork Companies in which the Fund invests will hold Artwork for an indefinite period of time, the Fund expects the portfolio turnover rate to be low. Nevertheless, the rate of portfolio turnover could change from time to time, depending upon market and legal and regulatory conditions.

Cash Positions and Temporary Defensive and Interim Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cash Positions and Temporary Defensive and Interim Investments.
The Fund expects to hold a portion of its assets in cash, cash equivalents and short-term fixed income instruments to facilitate meeting repurchase requests, making investments in Artwork over an extended time period and covering maintenance and insurance costs and fees. Holding a portion of Fund assets in cash, cash equivalents and short-term fixed-income instruments may detract from Fund performance. In addition, for temporary defensive purposes in times of adverse or unstable market, economic or political conditions, the Fund can invest up to 100% of its assets in investments that may be inconsistent with its principal investment strategies. Generally, the Fund would invest in money market instruments or in other short-term U.S. or foreign government securities. The Fund might also hold these types of securities as interim investments pending the investment of proceeds from the sale of its Shares or the sale of its portfolio investments or to meet anticipated repurchases of its Shares. To the extent the Fund invests in these securities, it might not achieve its investment objective.

Limited History [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Limited History. The Fund has a limited history of operations and is designed for long-term investors and not as a trading vehicle.
Anti Takeover Provisions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Anti-Takeover Provisions.
The Fund’s Declaration of Trust, together with any amendments thereto, includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open-end
status.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	ONE VANDERBILT AVENUE
Entity Address, Address Line Two	65TH FLOOR
Entity Address, City or Town	NEW YORK
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
Contact Personnel Name	STONE RIDGE TRUST VIII
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	as a percentage of net assets attributable to the Shares
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Common Shares of Beneficial Interest
Outstanding Security, Authorized [Shares] | shares
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	7,862,021

[1]	Distribution and/or Services Fees include a 0.05% fee paid pursuant to a distribution and servicing plan adopted by the Fund and a 0.05% fee paid pursuant to a services agreement between the Fund and the Adviser.
[2]	Other expenses have been restated and are based on estimated amounts for the Fund’s current fiscal year.
[3]	The Fund is responsible for its operating expenses, including its organization expenses, which are expensed as incurred and are subject to the expense limitation agreement described below. Notwithstanding the foregoing, through November 30, 2024, the Adviser has contractually agreed to waive its management fee and/or pay or otherwise bear operating and other expenses of the Fund (including organizational and offering expenses, but excluding brokerage and transactional expenses; borrowing and other investment-related costs and fees including interest payments on borrowed funds, sourcing, administrative or other transactional fees charged by Masterworks or Masterworks AS, commissions, expenses, and fees paid in connection with the purchase, insurance, storage, maintenance and sale of Whole Artwork, interest and commitment fees; short dividend expense; acquired fund fees and expenses; taxes; litigation and indemnification expenses; judgments; and extraordinary expenses not incurred in the ordinary course of the Fund’s business (collectively, the “Excluded Expenses”)) solely to the extent necessary to limit the Total Annual Fund Operating Expenses, other than Excluded Expenses, to 2.00% of the average daily net assets of the Fund. The Adviser shall be entitled to recoup in later periods expenses that the Adviser has paid or otherwise borne (whether through reduction of its management fee or otherwise) to the extent that the expenses for the Fund (including offering expenses, but excluding Excluded Expenses) after such recoupment do not exceed the lower of (i) the annual expense limitation rate in effect at the time of the actual waiver/reimbursement and (ii) the annual expense limitation rate in effect at the time of the recoupment; provided, that the Adviser shall not be permitted to recoup any such fees or expenses beyond three years from the end of the month in which such fee was reduced or such expense was reimbursed. The expense limitation agreement may only be modified by a majority vote of the trustees who are not “interested persons” of the Fund (as defined by 1940 Act) and the consent of the Adviser.